File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    13                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    19                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1997.

                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Definitions

Item 3.   Synopsis or Highlights.................  Highlights

Item 4.   Condensed Financial Information........  Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  The Company; The
                                                   Variable Account;
                                                   Franklin Valuemark Funds

Item 6.   Deductions.............................  Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts......................  The Contracts

Item 8.   Annuity Period.........................  Annuity Provisions

Item 9.   Death Benefit..........................  The Contracts; Annuity
                                                   Provisions

Item 10.  Purchases and Contract Value...........  Purchase Payments and
                                                   Contract Value

Item 11.  Redemptions............................  Surrenders

Item 12.  Taxes..................................  Tax Status

Item 13.  Legal Proceedings......................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                  PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                  PART A

                PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

     Home Office:                               Valuemark Service Center
     152 West 57th Street, 18th Floor           300 Berwyn Park
     New York, NY 10019                         P.O. Box 3031
     (800) 542-5427                             Berwyn, PA 19312-0031
                                               (800) 624-0197

                        INDIVIDUAL FLEXIBLE PAYMENT
                         VARIABLE ANNUITY CONTRACTS
                                issued by
                      PREFERRED LIFE VARIABLE ACCOUNT C
                                  and
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                               May 1, 1997

The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.


The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans.

Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company"), which account has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, the U.S. Government Securities Fund, the Zero Coupon Funds - 2000, 2005 and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Natural Resources Securities Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund. See "Highlights" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the "Statement of Additional Information," call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated May 1, 1997 and may be amended from time to time.


This Prospectus should be kept for future reference.


Contents                                            Page
DEFINITIONS......................................     3
HIGHLIGHTS.......................................     4
FEE TABLE........................................     6
CONDENSED FINANCIAL
 INFORMATION.....................................    10
THE COMPANY .....................................    12
THE VARIABLE ACCOUNT.............................    12
FRANKLIN VALUEMARK FUNDS.........................    12
 General ........................................    13
 Substitution of Securities .....................    13
 Voting Privileges ..............................    13
CHARGES AND DEDUCTIONS ..........................    14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load)......................    14
 Reduction or Elimination of
  Contingent Deferred Sales Charge...............    14
 Deduction for Mortality and
  Expense Risk Charge............................    14
 Deduction for Administrative
  Expense Charge ................................    15
 Deduction for Contract
  Maintenance Charge ............................    15
 Deduction for Premium Taxes ....................    15
 Deduction for Income Taxes. ....................    15
 Deduction for Trust Expenses ...................    15
 Deduction for Transfer Fee......................    15
THE CONTRACTS....................................    16
 Ownership.......................................    16
 Assignment......................................    16
 Beneficiary.....................................    16
 Change of Beneficiary...........................    16
 Annuitant.......................................    16
 Death of the Contract Owner
  Before the Income Date.........................    17
 Death of the Annuitant
  Prior to the Income Date.......................    18
 Death of the Annuitant
  After the Income Date..........................    18
ANNUITY PROVISIONS...............................    18
 Income Date.....................................    18
 Change in Income Date
  and Annuity Option ............................    18
 Annuity Options.................................    18
 Fixed Options...................................    18
 Variable Options ...............................    18
PURCHASE PAYMENTS
 AND CONTRACT VALUE .............................    19
 Purchase Payments ..............................    19
 Automatic Investment Plan ......................    19
 Allocation of Purchase Payments ................    20
 Transfer of Contract Values ....................    20
 Dollar Cost Averaging ..........................    21
 Contract Value .................................    21
 Accumulation Unit ..............................    21
DISTRIBUTOR .....................................    22
SURRENDERS ......................................    22
 Systematic Withdrawal...........................    22
 Delay of Payments...............................    23
ADMINISTRATION OF THE CONTRACTS..................    23
PERFORMANCE DATA ................................    23
 Money Market Sub-Account .......................    23
 Other Sub-Accounts..............................    23
 Performance Ranking.............................    24
TAX STATUS.......................................    24
 General.........................................    24
 Diversification.................................    25
 Multiple Contracts..............................    26
 Contracts Owned by
  Other than Natural Persons ....................    26
 Tax Treatment of Assignments ...................    26
 Income Tax Withholding .........................    26
 Tax Treatment of Surrenders -
  Non-Qualified Contracts .......................    26
 Qualified Plans ................................    26
 Tax Treatment of Surrenders -
  Qualified Contracts ...........................    28
 Tax-Sheltered Annuities -
  Surrender Limitations .........................    28
FINANCIAL STATEMENTS ............................    29
LEGAL PROCEEDINGS ...............................    29
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION .........................    29


Definitions
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Preferred Life Insurance Company of New York at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the application, unless changed, and has all rights under the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner. If there are Joint Owners, any reference to the age of the Contract Owner (or taxpayer) will be the age of the older Joint Owner.

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

Sub-Account - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, into which purchase payments may be allocated.

Highlights
--------------------------------------------------------------------------------


Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.

The Contract may be returned within 10 days after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company never had issued it. The Company will promptly refund the Contract Value as of the date of surrender. This may be more or less than the purchase payments. Where the Contract is issued pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less surrenders. The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. If the Company does so allocate initial purchase payments to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payment to the Sub-Accounts as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.


There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")


Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.") Currently, the state of New York does not impose a premium tax on variable annuities.


Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")


There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Tax Treatment of Surrenders -
Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

For contracts purchased in connection with 403 (b) plans, surrenders of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988;
(ii) to income attributable to such contributions; and (iii) to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Surrender Limitations.")


The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification.")

The Company may offer other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Preferred Life Variable Account C Fee Table
--------------------------------------------------------------------------------

Contract Owner Transaction Fees
Contingent Deferred Sales Charge*
(as a percentage of purchase payments)          Years Since
                                                  Payment   Charge
                                              ----------------------
                                                    0-1       5%
                                                    1-2       5%
                                                    2-3       4%
                                                    3-4       3%
                                                    4-5       1.5%
                                                    5+        0%

Current Transfer Fee**.................First 12 transfers in a Contract  Year prior to the Income Date are free.
                                       Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Prescheduled automatic dollar cost averaging transfers are not counted.


Contract Maintenance Charge............$30 per Contract per year
 (Prior to the Income Date the charge
 is waived forContracts  having  Contract
 Values or  purchase  payments  less
 surrenders of $100,000 or more.)


Variable Account Annual Expenses
 (as a percentage of average account value)

Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                            -------
Total Variable Account Annual Expenses...................    1.40%


*Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" for additional options.
**The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred. Market timing transfers may not be permitted.

Franklin Valuemark Funds' Annual Expense
(as a percentage of Franklin Valuemark Funds' average net assets).


The Management and Fund  Administration  Fees for each Fund are based on a percentage of that Fund's net assets.  See "Charges and
Deductions" in this Prospectus and "Management" in the Trust prospectus.

The Management and Fund  Administration  Fees below include investment  advisory and other management and administrative  fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1996 calendar year except for Funds with fee waivers or newer Funds  without a full year of operations  as of December 31, 1996 (see  explanatory  footnotes below). The purpose of the Table is to assist the Contract Owner in understanding the costs of investing,  directly or indirectly, in the Contract.

                                                                                    Management
                                                                                     and Fund       Other   Total Annual
                                                                               Administration Fees1Expenses   Expenses
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund2 ............................................................       .51%          .02%       .53%
Growth and Income Fund ........................................................       .48%          .02%       .50%
Natural Resources Securities Fund3 ............................................       .60%          .05%       .65%
Real Estate Securities Fund ...................................................       .55%          .02%       .57%
Utility Equity Fund ...........................................................       .47%          .03%       .50%
High Income Fund ..............................................................       .52%          .02%       .54%
Templeton Global Income Securities Fund .......................................       .56%          .05%       .61%
Income Securities Fund ........................................................       .47%          .03%       .50%
U.S. Government Securities Fund ...............................................       .49%          .02%       .51%
Zero Coupon Fund - 20004 ......................................................       .38%          .02%       .40%
Zero Coupon Fund - 20054 ......................................................       .38%          .02%       .40%
Zero Coupon Fund - 20104 ......................................................       .38%          .02%       .40%
Rising Dividends Fund .........................................................       .75%          .01%       .76%
Templeton International Equity Fund ...........................................       .81%          .08%       .89%
Templeton Pacific Growth Fund .................................................       .89%          .10%       .99%
Templeton Global Growth Fund ..................................................       .88%          .05%       .93%
Templeton Developing Markets Equity Fund ......................................      1.25%          .24%      1.49%
Templeton Global Asset Allocation Fund ........................................       .80%          .06%       .86%
Small Cap Fund ................................................................       .75%          .02%       .77%
Templeton International Smaller Companies Fund5 ...............................      1.00%          .16%      1.16%
Capital Growth Fund5 ..........................................................       .75%          .02%       .77%
Mutual Discovery Securities Fund6 .............................................       .95%          .10%      1.05%
Mutual Shares Securities Fund6 ................................................       .75%          .10%       .85%

1 The Fund  Administration  Fee is a direct expense for the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller  Companies Fund, the Mutual Discovery  Securities Fund and the Mutual Shares  Securities Fund; other Funds pay for similar services  indirectly  through the Management  Fee. See  "Management"  in the Trust  Prospectus for further  information  regarding
Management and Fund Administration Fees.
2 Franklin  Advisers,  Inc.  agreed in advance to waive a portion of its  Management  Fee and to make  certain  payments  to reduce expenses of the Money Market Fund during 1996 and is currently  continuing  this  arrangement  in 1997.  This  arrangement  may be terminated at any time.  With this reduction,  actual  Management Fees and Total Annual Expenses of the Money Market Fund for 1996
were 0.41% and 0.43%, respectively, of the average daily net assets of the Fund.
3 Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.
4 Net of management fees waived. Although not obligated to, Franklin Advisers, Inc. has agreed in advance to waive a portion of its management fees and to make certain  payments to reduce expenses of the three Zero Coupon Funds through at least December 31, 1997 such that the aggregate  expenses of each Zero Coupon Fund will not exceed 0.40% of each Fund's net assets.  Absent the management fee waivers for the year ended  December  31,  1996,  the Total  Annual  Expenses  and  Management  and Fund  Administration  Fees
respectively would have been as follows:  Zero Coupon Fund - 2000, .62% and .60%; Zero Coupon Fund - 2005, .65% and .63%; and Zero
Coupon Fund - 2010, .65% and .63%. There were no expense reimbursements during 1996 for the Zero Coupon Funds.
5 The Templeton  International  Smaller  Companies Fund and the Capital Growth Fund commenced  operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1997.
6 The Mutual Discovery  Securities Fund and the Mutual Shares Securities Fund commenced  operations  November 8, 1996. The expenses shown are estimated expenses for the Funds for 1997.


The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance
Charge is included  in the  Examples  as a prorated  charge of $1 based on a Contract  account  size of  $30,000.  For  additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Tables. Premium taxes may apply.

Examples


If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred,  the Contract
Owner  would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5% annual  return on assets  compounded annually:

                                                                                      1 Year   3 Years  5 Years 10 Years
-------------------------------------------------------------------------------------------------------------------------
Money Market Fund ..................................................................    $63      $ 86     $113     $235
Growth and Income Fund .............................................................    $63      $ 85     $111     $232
Natural Resources Securities Fund ..................................................    $64      $ 89     $119     $248
Real Estate Securities Fund ........................................................    $63      $ 87     $115     $240
Utility Equity Fund ................................................................    $63      $ 85     $111     $232
High Income Fund ...................................................................    $63      $ 86     $113     $236
Templeton Global Income Securities Fund ............................................    $64      $ 88     $117     $244
Income Securities Fund .............................................................    $63      $ 85     $111     $232
U.S. Government Securities Fund ....................................................    $63      $ 85     $112     $233
Zero Coupon Fund - 2000+ ...........................................................    $62      $ 82     $106     $222
Zero Coupon Fund - 2005+ ...........................................................    $62      $ 82     $106     $222
Zero Coupon Fund - 2010+ ...........................................................    $62      $ 82     $106     $222
Rising Dividends Fund ..............................................................    $65      $ 93     $125     $259
Templeton International Equity Fund ................................................    $67      $ 97     $131     $273
Templeton Pacific Growth Fund ......................................................    $68      $100     $136     $283
Templeton Global Growth Fund .......................................................    $67      $ 98     $133     $277
Templeton Developing Markets Equity Fund ...........................................    $73      $114     $161     $331
Templeton Global Asset Allocation Fund .............................................    $66      $ 96     $130     $270
Small Cap Fund .....................................................................    $66      $ 93     $125     $260
Templeton International Smaller Companies Fund* ....................................    $69      $105     $145     $300
Capital Growth Fund* ...............................................................    $66      $ 93     $125     $260
Mutual Discovery Securities Fund* ..................................................    $68      $101     $139     $289
Mutual Shares Securities Fund* .....................................................    $66      $ 95     $129     $268

*Estimated
+Calculated with waiver of fees



If the  Contract  is not  surrendered  at the end of the  applicable  time  period and no prior  surrenders  have  occurred  or is annuitized,  the Contract Owner would have incurred the following expenses on a $1,000 investment,  assuming a 5% annual return on assets compounded annually:

                                                                                      1 Year   3 Years  5 Years 10 Years
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund ..................................................................    $21       $64     $109     $235
Growth and Income Fund .............................................................    $20       $63     $108     $232
Natural Resources Securities Fund ..................................................    $22       $67     $115     $248
Real Estate Securities Fund ........................................................    $21       $65     $111     $240
Utility Equity Fund ................................................................    $20       $63     $108     $232
High Income Fund ...................................................................    $21       $64     $110     $236
Templeton Global Income Securities Fund ............................................    $21       $66     $113     $244
Income Securities Fund .............................................................    $20       $63     $108     $232
U.S. Government Securities Fund ....................................................    $20       $63     $108     $233
Zero Coupon Fund - 2000+ ...........................................................    $19       $60     $102     $222
Zero Coupon Fund - 2005+ ...........................................................    $19       $60     $102     $222
Zero Coupon Fund - 2010+ ...........................................................    $19       $60     $102     $222
Rising Dividends Fund ..............................................................    $23       $71     $121     $259
Templeton International Equity Fund ................................................    $24       $75     $128     $273
Templeton Pacific Growth Fund ......................................................    $25       $78     $133     $283
Templeton Global Growth Fund .......................................................    $25       $76     $130     $277
Templeton Developing Markets Equity Fund ...........................................    $30       $92     $157     $331
Templeton Global Asset Allocation Fund .............................................    $24       $74     $126     $270
Small Cap Fund .....................................................................    $23       $71     $121     $260
Templeton International Smaller Companies Fund* ....................................    $27       $83     $141     $300
Capital Growth Fund* ...............................................................    $23       $71     $121     $260
Mutual Discovery Securities Fund* ..................................................    $26       $79     $136     $289
Mutual Shares Securities Fund* .....................................................    $24       $73     $125     $268

*Estimated
+Calculated with waiver of fees


Condensed Financial Information

The financial  statements of Preferred Life Insurance Company of New York and of Preferred Life Variable Account C may be found in the Statement of Additional Information.


The table below gives per accumulation unit information about the financial history of each Sub-Account from the inception of each to December 31, 1996.


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.


                                                      YEAR        YEAR         YEAR       YEAR       YEAR      PERIOD FROM
(NUMBER OF UNITS IN THE THOUSANDS)                   ENDED       ENDED        ENDED      ENDED      ENDED     INCEPTION TO
                                                    DEC. 31,    DEC. 31,      DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,
SUB-ACCOUNTS:                                         1996        1995         1994       1993        1992        1991
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Unit value at beginning of period ............        $12.883     $12.354      $12.066    $11.932    $11.742    $11.623
Unit value at end of period ..................        $13.359     $12.883      $12.354    $12.066    $11.932    $11.742
Number of units outstanding at end of period .          2,433       2,218        2,487        627        301         62
GROWTH AND INCOME
Unit value at beginning of period ............        $17.310     $13.215      $13.677    $12.574     $11.949   $11.061
Unit value at end of period ..................        $19.490     $17.310      $13.215    $13.677     $12.574   $11.949
Number of units outstanding at end of period .          5,070       4,346        3,452      2,402       1,227       125
NATURAL RESOURCES SECURITIES*
Unit value at beginning of period ............        $14.109     $13.979      $14.464     $9.424     $10.635   $10.433
Unit value at end of period ..................        $14.467     $14.109      $13.979    $14.464      $9.424   $10.635
Number of units outstanding at end of period .            566         516          647        391          30         5
HIGH INCOME
Unit value at beginning of period ............        $17.252     $14.608      $15.155    $13.278     $11.583   $11.043
Unit value at end of period ..................        $19.375     $17.252      $14.608    $15.155     $13.278   $11.583
Number of units outstanding at end of period .          2,164       2,075        1,710      1,135         266        37
REAL ESTATE SECURITIES
Unit value at beginning of period ............        $18.073     $15.594      $15.369    $13.095     $11.848   $10.787
Unit value at end of period ..................        $23.668     $18.073      $15.594    $15.369     $13.095   $11.848
Number of units outstanding at end of period .            859         794          900        437          77         8
U.S. GOVERNMENT SECURITIES
Unit value at beginning of period ............        $16.298     $13.835      $14.698    $13.586     $12.798   $12.036
Unit value at end of period ..................        $16.650     $16.298      $13.835    $14.698     $13.586   $12.798
Number of units outstanding at end of period .          6,017       5,089        5,331      6,108       2,266       213
UTILITY EQUITY
Unit value at beginning of period ............        $19.565     $15.104      $17.319    $15.889     $14.821   $13.234
Unit value at end of period ..................        $20.654     $19.565      $15.104    $17.319     $15.889   $14.821
Number of units outstanding at end of period .          4,998       5,916        6,317      7,479       2,519       166
ZERO COUPON - 2000
Unit value at beginning of period ............        $18.294     $15.373      $16.717    $14.595     $13.570   $12.274
Unit value at end of period ..................        $18.475     $18.294      $15.373    $16.717     $14.595   $13.570
Number of units outstanding at end of period .          1,358       1,416        1,158        795          39         6
ZERO COUPON - 2005
Unit value at beginning of period ............        $20.914     $16.096      $18.050    $14.975     $13.705   $12.369
Unit value at end of period ..................        $20.517     $20.914      $16.096    $18.050     $14.975   $13.705
Number of units outstanding at end of period .            428         456          403        341         108         3
ZERO COUPON - 2010
Unit value at beginning of period ............        $22.431     $15.930      $18.144    $14.670     $13.482   $12.013
Unit value at end of period ..................        $21.522     $22.431      $15.930    $18.144     $14.670   $13.482
Number of units outstanding at end of period .            348         372          252        193          60         1
TEMPLETON GLOBAL INCOME SECURITIES
Unit value at beginning of period ............        $15.522     $13.726      $14.650    $12.733     $12.962   $12.296
Unit value at end of period ..................        $16.781     $15.522      $13.726    $14.650     $12.733   $12.962
Number of units outstanding at end of period .          1,354       1,472        1,667      1,045         406        47





                                                      YEAR         YEAR         YEAR       YEAR       YEAR     PERIOD FROM
(NUMBER OF UNITS IN THE THOUSANDS)                    ENDED        ENDED        ENDED      ENDED      ENDED    INCEPTION TO
                                                     DEC. 31,     DEC. 31,     DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,
SUB-ACCOUNTS:                                          1996         1995         1994       1993       1992        1991
------------------------------------------------------------------------------------------------------------------------------------
INCOME SECURITIES
Unit value at beginning of period ............        $19.785     $16.392      $17.734    $15.163     $13.580   $12.811
Unit value at end of period ..................        $21.708     $19.785      $16.392    $17.734     $15.163   $13.580
Number of units outstanding at end of period .          4,519       4,567        4,416      2,634         668        35
TEMPLETON PACIFIC GROWTH
Unit value at beginning of period ............        $13.630     $12.802      $14.233     $9.761      $9.992**      NA
Unit value at end of period ..................        $14.932     $13.630      $12.802    $14.233      $9.761        NA
Number of units outstanding at end of period .          1,751       1,811        2,112        915          58        NA
RISING DIVIDENDS
Unit value at beginning of period ............        $12.498      $9.769      $10.327    $10.848      $9.992**      NA
Unit value at end of period ..................        $15.303     $12.498       $9.769    $10.327     $10.848        NA
Number of units outstanding at end of period .          3,394       3,182        2,936      2,772         617        NA
TEMPLETON INTERNATIONAL EQUITY
Unit value at beginning of period ............        $13.263     $12.161      $12.226     $9.642      $9.992**      NA
Unit value at end of period ..................        $16.081     $13.263      $12.161    $12.226      $9.642        NA
Number of units outstanding at end of period .          4,375       4,073        4,079      1,346          88        NA
TEMPLETON DEVELOPING MARKETS EQUITY
Unit value at beginning of period ............         $9.582      $9.454       $9.994**       NA          NA        NA
Unit value at end of period ..................        $11.487      $9.582       $9.454         NA          NA        NA
Number of units outstanding at end of period .          1,042         757          591         NA          NA        NA
TEMPLETON GLOBAL GROWTH
Unit value at beginning of period ............        $11.339     $10.201       $9.984**       NA          NA        NA
Unit value at end of period ..................        $13.560     $11.339      $10.201         NA          NA        NA
Number of units outstanding at end of period .          2,146       1,417          921         NA          NA        NA
TEMPLETON GLOBAL ASSET ALLOCATION
Unit value at beginning of period ............        $10.591     $10.322**         NA         NA          NA        NA
Unit value at end of period ..................        $12.514     $10.591           NA         NA          NA        NA
Number of units outstanding at end of period .            300          36           NA         NA          NA        NA
SMALL CAP
Unit value at beginning of period ............        $12.517**        NA           NA         NA          NA        NA
Unit value at end of period ..................        $12.913          NA           NA         NA          NA        NA
Number of units outstanding at end of period .            416          NA           NA         NA          NA        NA
TEMPLETON INTERNATIONAL SMALLER COMPANIES
Unit value at beginning of period ............        $10.174**        NA           NA         NA          NA        NA
Unit value at end of period ..................        $11.145          NA           NA         NA          NA        NA
Number of units outstanding at end of period .             65          NA           NA         NA          NA        NA
CAPITAL GROWTH
Unit value at beginning of period ............        $10.214**        NA           NA         NA          NA        NA
Unit value at end of period ..................        $11.254          NA           NA         NA          NA        NA
Number of units outstanding at end of period .            225          NA           NA         NA          NA        NA
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period ............        $10.122**        NA           NA         NA          NA        NA
Unit value at end of period ..................         10.180          NA           NA         NA          NA        NA
Number of units outstanding at end of period .             27          NA           NA         NA          NA        NA
MUTUAL SHARES SECURITIES
Unit value at beginning of period ............        $10.112**        NA           NA         NA          NA        NA
Unit value at end of period ..................         10.330          NA           NA         NA          NA        NA
Number of units outstanding at end of period .             43          NA           NA         NA          NA        NA

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
**Unit Value at inception.



The Accumulation Unit Value for each Sub-Account was initially arbitrarily set. The inception date for all Sub-Accounts, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 4/25/94 for the Templeton Global Growth and Templeton Developing Markets Equity Sub-Accounts; 8/4/95 for the Templeton Global Asset Allocation Sub-Account; 6/10/96 for the Small Cap, Templeton International Smaller Companies and Capital Growth Sub-Accounts; and 12/2/96 for the Mutual Shares Securities and Mutual Discovery Securities Sub-Accounts.


The Company
-------------------------------------------------------------------------------

Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the state of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.


NALAC Financial Plans, LLC is a wholly-owned subsidiary of Allianz Life. It is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.


Administration  for the Contract is provided at the Company's  Valuemark Service
Center: Preferred Life Annuity Service Office, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.

The Variable Account
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds. Currently, there are twenty-three Funds available under Franklin Valuemark Funds.

Franklin Valuemark Funds
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Franklin Advisers, Inc. serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. is the investment manager for the Rising Dividends Fund. All investment managers and subadvisers are referred to collectively as "Managers."


The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.

Franklin Templeton Services, Inc. ("Fund Administrator") provides certain administrative facilities and services for the Funds. Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund

FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010

FUNDS SEEKING  GROWTH AND INCOME
 Growth and Income Fund
 Income  Securities  Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund


FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Natural Resources Securities Fund
 (formerly, Precious Metals Fund)
 Small Cap Fund
 Templeton Developing Markets Equity Fund
 Templeton Global Growth Fund
 Templeton International Equity Fund
 Templeton International Smaller Companies Fund
 Templeton Pacific Growth Fund


General

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Contract Owners in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.


Voting Privileges


In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities as disadvantageous prices.

Charges and Deductions
--------------------------------------------------------------------------------

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred
Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:

                 Years Since
                   Payment      Charge
                -----------------------
                     0-1           5%
                     1-2           5%
                     2-3           4%
                     3-4           3%
                     4-5           1.5%
                     5+            0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above method of cancellation is desired.



Reduction or Elimination of
Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge


The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contract) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract.


Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.



The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge


The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements.


Deduction for Contract Maintenance Charge


The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for contracts having Contract Values or purchase payments less surrenders of $100,000.00 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.


Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. Currently, the state of New York does not assess a premium tax on variable annuity contracts; however, there is no assurance that such a tax will not be assessed in the future.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account.

Deduction for Trust Expenses


There are other deductions from the assets of the Franklin Valuemark Funds for operating expenses (including management fees), which are described in the accompanying Trust prospectus.


Deduction for Transfer Fee

A Contract Owner may transfer all or a part of the Contract Owner's interest among the Sub-Accounts without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently, twelve transfers may be made in a Contract Year prior to the Income Date without a charge. Thereafter, the fee is $25 (or 2% of the amount transferred, if less.) Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company charges a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

The Contracts
--------------------------------------------------------------------------------
Ownership


The Contract Owner and if provided for in the Contract, any Joint Owner, has all rights and may receive all benefits under the Contract. The Contract Owner, if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) may elect to keep the Contract in force and become the new Contract Owner. The Annuitant becomes the Owner on and after the Income Date. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be:
(1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.


For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. A copy of any assignment must be filed with the Valuemark Service Center. The Company is not responsible for the validity of any assignment. If the Contract Owner assigns the Contract, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application, and unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date.") Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner
Before the Income Date

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner or a Joint Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:

1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.

2. After the date of issue, the guaranteed death benefit will be the sum of all purchase payments made minus any amounts surrendered or paid by the Company.

The guaranteed death benefit will never be less than the Contract Value as of the most recent five year Contract Anniversary preceding the earlier of (a) the date of death of the Contract Owner or (b) the date of the Contract Owner's 81st birthday, plus subsequent purchase payments minus subsequent surrenders.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company);

B. Payment of the entire death benefit within five years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.); or

D. If the designated Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person.

If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Provisions
--------------------------------------------------------------------------------

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The earliest Income Date is five years after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the effective date.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday, or 10 years from the Effective Date, if later.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Income Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other options.

Fixed Options
Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

OPTION 1 - LIFE ANNUITY WITH OPTIONAL GUARANTEE PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

OPTION 2 - LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Variable Options

The actual dollar amount of variable annuity payments is dependent upon (i) the Contract Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Accounts selected.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate ("AIR"). Other AIR choices may be available at the time of annuitization. If the actual net investment rate exceeds the AIR, payments will increase. Conversely, if the actual net investment rate is less than the AIR, subsequent annuity payments will decrease. Annuity payments will not decrease as long as the investment return of the Variable Account assets equals or exceeds the AIR plus 1.40% on an annual basis (that is 6.4% for the 5% AIR). If an assumed investment rate greater than 5% is used, the initial payment will be higher but the actual net investment rate will have to be higher in order for annuity payments to remain level or increase. If an AIR less than 5% is used, the initial payment will be lower but the actual net investment rate will not have to be as high for payments to remain level or increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

The variable options currently available are:

OPTION 3 - LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 4 - LIFE ANNUITY WITH 10-YEAR GUARANTEE. Monthly annuity payments are paid during the life of an Annuitant, but at least for the 10-year minimum period.

OPTION 5 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

Purchase Payments and Contract Value
--------------------------------------------------------------------------------

Purchase Payments

The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements under specific circumstances. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.


Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a Contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment.
The minimum investment that may be made by AIP is $250.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.

If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.


Allocation of Purchase Payments


Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account as selected by the Contract Owner. For each Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.


The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. In the event that the Company does so allocate initial purchase payments, at the end of this 15-day period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) selected by the Contract Owner.

Transfers do not necessarily affect the allocation instructions for future payments. Subsequent payments will be allocated as directed by the Contract Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Valuemark Service Center. A change will be effective or payments received on or after receipt of the written notice or telephone instructions.

The Company reserves the right to limit the number of Sub-Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may initially select up to nine Sub-Accounts, and may only be invested in a maximum of ten Sub-Accounts at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of Sub-Accounts in the future.

For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing an incomplete application, unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year prior to the Income Date without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern. After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company charges for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred; otherwise from the amount remaining in the Sub-Account from which the transfer is made.

b. The minimum  amount which may be transferred is the lesser of (i) $1,000 from
each  Sub-Account;   or  (ii)  the  Contract  Owner's  entire  interest  in  the
Sub-Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free Look Period. (See "Highlights.")

e. Any transfer direction must clearly specify the amount which is to be transferred and the Sub-Accounts which are to be affected.

f. After the Income Date, no transfers may be made if it would result in any selected Sub-Account providing less than 10% of the annuity benefits under the Contract.

g. After the Income Date, transfers may not take place between a Fixed Annuity Option and a Variable Annuity Option.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions. Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging

Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or the U.S. Government Securities Sub-Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account and may invest in a maximum of eight of the other Sub-Accounts.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfers scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee.



Contract Value

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was initially arbitrarily set. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.  is the net result of

    1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

    2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

Distributor
-------------------------------------------------------------------------------


NALAC  Financial  Plans,  LLC  ("NFP"),   1750  Hennepin  Avenue,   Minneapolis,
Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life, the Company's parent. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc.
("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of purchase payments for promotional or distribution expenses associated with the marketing of the Contracts. The New York Insurance Department now permits asset based compensation. The Company may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. In addition, commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.


Surrenders
--------------------------------------------------------------------------------

While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The
Contract Owner must specify which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")


Certain tax surrender penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Systematic Withdrawal


The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual surrender rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 591/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Surrenders - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to surrender a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% free surrender amount which is allowable each year. Any other surrender in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.


Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

Administration of the Contracts
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.

Performance Data
--------------------------------------------------------------------------------

Money Market Sub-Account

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

Other Sub-Accounts


From time to time, the Company or NFP may publish the current yields and total returns of the other Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Sub-Account's inception of operations, and, for Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge. The hypothetical performance of the Sub-Accounts reflects the historical performance of the Funds whose inception dates preceded the inception dates of the Sub-Accounts.


The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations, for a hypothetical contract, may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.



Performance Ranking

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions.) Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


Tax Treatment of Surrenders -
Non-Qualified Contracts


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrenderd earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax surrender penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


a.  H.R. 10 Plans


    Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.


b.  Tax-Sheltered Annuities


    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders - Qualified Contracts" and "Tax Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


c.  Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Surrenders - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d.  Corporate Pension and Profit-Sharing Plans


Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Surrenders -
Qualified Contracts

In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order, and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in items (d), and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2 and in some cases the later of age 701/2 or the date of retirement. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Surrender Limitations

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Financial Statements
--------------------------------------------------------------------------------


Audited financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are included in the Statement of Additional Information.


Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.



Table of Contents of the
Statement of Additional Information
--------------------------------------------------------------------------------

Item                                               Page
Company..........................................     2
Experts .........................................     2
Legal Opinions...................................     2
Distributor......................................     2
Calculation of Performance Data..................     2
 Total Return....................................     2
 Yield ..........................................     2
 Performance Ranking.............................     3
 Performance Information ........................     3
Annuity Provisions ..............................     6
 Variable Annuity Payout ........................     6
 Annuity Unit Value .............................     6
 Fixed Annuity Payout ...........................     6
Financial Statements ............................     6

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 1997

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019, (212) 586-7733.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1997, AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
-------------------------------------------------------
Contents                                           Page
Company........................................       2
Experts........................................       2
Legal Opinions.................................       2
Distributor....................................       2
Calculation of Performance Data................       2
 Total Return..................................       2
 Yield.........................................       2
 Performance Ranking...........................       3
 Performance Information.......................       3
Annuity Provisions.............................       6
 Variable Annuity Payout.......................       6
 Annuity Unit Value............................       6
 Fixed Annuity Payout..........................       6
Financial Statements...........................       6


                                                                  V2NY SAI 05/97

Company
--------------------------------------------------------------------------------
Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1996 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans,    LLC    , a        subsidiary of Allianz Life Insurance
Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Funds and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield

The Money Market Sub-Account.The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/96, the Money Market Sub-Account had a current yield of 3.64% and an effective yield of 3.70%. The yield information assumes that the Sub-Account was invested in the Money Market Fund for the time period shown.

Other Sub-Accounts.The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield. The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the
accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares  owned by the  Sub-Account;
b = expenses  accrued for the period (net of reimbursements);
c = the average daily number of accumulation units outstanding during the period;
d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).

Performance Ranking

Total return information for the Sub-Accounts and the Funds may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

Performance Information

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Sub-Account's value over the period. The hypothetical performance of the Sub-Accounts reflects the historical performance of the Funds whose inception dates preceded the inception dates of the Sub-Accounts.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Fund and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Standardized Total Return
Average Annual Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                               Fund
                                                                             Inception    One      Five      Since
Sub-Account                                                                    Date       Year     Years   Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth ...........................................................     5/1/96     NA       NA        NA
Growth and Income ........................................................    1/24/89    8.24%    10.14%     8.68%
High Income ..............................................................    1/24/89    7.96%    10.70%     8.60%
Income Securities ........................................................    1/24/89    5.37%     9.70%    10.18%
Money Market   +    ......................................................    1/24/89   -0.66%     2.45%     3.63%
Mutual Discovery Securities ..............................................    11/8/96      NA       NA        NA
Mutual Shares Securities .................................................    11/8/96      NA       NA        NA
Natural Resources Securities* ............................................    1/24/89   -1.81%     6.20%     4.67%
Real Estate Securities ...................................................    1/24/89   26.61%    14.72%    11.38%
Rising Dividends .........................................................    1/27/92   18.09%      NA       8.86%
Small Cap ................................................................    11/1/95   22.91%      NA      21.42%
Templeton Developing Markets Equity ......................................    3/15/94   15.54%      NA       4.24%
Templeton Global Asset Allocation ........................................     5/1/95   13.81%      NA      12.32%
Templeton Global Growth ..................................................    3/15/94   15.23%      NA      10.74%
Templeton Global Income Securities .......................................    1/24/89    3.75%     5.14%     6.66%
Templeton International Equity ...........................................    1/27/92   16.90%      NA       9.97%
Templeton International Smaller Companies ................................     5/1/96      NA       NA        NA
Templeton Pacific Growth .................................................    1/27/92    5.20%      NA       8.33%
U.S. Government Securities ...............................................    3/14/89   -2.19%     5.25%     6.67%
Utility Equity ...........................................................    1/24/89    1.22%     6.71%     9.49%
Zero Coupon - 2000   +    ................................................    3/14/89   -3.36%     6.22%     8.10%
Zero Coupon - 2005   +    ................................................    3/14/89   -6.25%     8.27%     9.57%
Zero Coupon - 2010   +    ................................................    3/14/89   -8.40%     9.67%    10.24%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees.


Non-Standardized Total Return
Total Return for the periods ended December 31, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                         Annual Total Return              Cumulative Total Return
                                                -------------------------------------- ------------------------------
                                       Fund
                                     Inception   One      Three     Five      Since     Three     Five       Since
Sub-Account                            Date      Year     Years     Years   Inception   Years     Years    Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth ....................    5/1/96     NA       NA        NA        NA        NA        NA       12.54%
Growth and Income .................   1/24/89   12.59%   12.53%    10.28%     8.77%    42.50%    63.10%     94.90%
High Income .......................   1/24/89   12.31%    8.53%    10.84%     8.69%    27.84%    67.27%     93.75%
Income Securities .................   1/24/89    9.72%    6.97%     9.84%    10.25%    22.41%    59.85%    117.08%
Money Market   +    ...............   1/24/89    3.69%    3.45%     2.61%     3.72%    10.72%    13.78%     33.59%
Mutual Discovery Securities........   11/8/96     NA       NA        NA        NA        NA        NA        1.80%
Mutual Shares Securities...........   11/8/96     NA       NA        NA        NA        NA        NA        3.30%
Natural Resources Securities* .....   1/24/89    2.54%    0.01%     6.35%     4.76%     0.03%    36.04%     44.67%
Real Estate Securities.............   1/24/89   30.96%   15.48%    14.84%    11.46%    54.00%    99.76%    136.68%
Rising Dividends ..................   1/27/92   22.44%   14.01%      NA       9.01%    48.18%      NA       53.03%
Small Cap .........................   11/1/95   27.26%     NA        NA      24.49%      NA        NA       29.13%
Templeton Developing
 Markets Equity ...................   3/15/94   19.89%     NA        NA       5.08%      NA        NA       14.87%
Templeton Global
 Asset Allocation..................    5/1/95   18.16%     NA        NA      14.36%      NA        NA       25.14%
Templeton Global Growth ...........   3/15/94   19.58%     NA        NA      11.49%      NA        NA       35.60%
Templeton Global
 Income Securities ................   1/24/89    8.10%    4.63%     5.30%     6.74%    14.54%    29.46%     67.81%
Templeton International Equity ....   1/27/92   21.25%    9.57%      NA      10.11%    31.54%      NA       60.81%
Templeton International
 Smaller Companies ................    5/1/96     NA       NA        NA        NA        NA        NA       11.45%
Templeton Pacific Growth ..........   1/27/92    9.55%    1.61%      NA       8.47%     4.91%      NA       49.32%
U.S. Government Securities.........   3/14/89    2.16%    4.24%     5.40%     6.75%    13.28%    30.10%     66.50%
Utility Equity ....................   1/24/89    5.57%    6.05%     6.86%     9.57%    19.26%    39.35%    106.54%
Zero Coupon - 2000   +    .........   3/14/89    0.99%    3.39%     6.36%     8.18%    10.51%    36.14%     84.75%
Zero Coupon - 2005   +    .........   3/14/89   -1.90%    4.36%     8.40%     9.64%    13.67%    49.70%    105.17%
Zero Coupon - 2010   +    .........   3/14/89   -4.05%    5.86%     9.81%    10.32%    18.62%    59.63%    115.22%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees.


Non-Standardized Total Return
Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                        Annual Total Return         Total Return
                                                                    --------------------------- --------------------
                                                           Fund
                                                         Inception   One     Three     Since     Three     Since
Sub-Account                                                Date      Year    Years   Inception   Years   Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth ........................................   5/1/96      NA       NA        NA        NA        8.19%
Growth and Income .....................................   1/24/89    8.24%   11.85%     8.68%    39.94%     93.69%
High Income ...........................................   1/24/89    7.96%    7.81%     8.60%    25.30%     92.56%
Income Securities .....................................   1/24/89    5.37%    6.23%    10.18%    19.87%    115.90%
Money Market   +    ...................................   1/24/89   -0.66%    2.66%     3.63%     8.21%     32.70%
Mutual Discovery Securities ...........................   11/8/96     NA       NA        NA        NA       -2.55%
Mutual Shares Securities ..............................   11/8/96     NA       NA        NA        NA       -1.05%
Natural Resources Securities* .........................   1/24/89   -1.81%   -0.83%     4.67%    -2.48%     43.72%
Real Estate Securities ................................   1/24/89   26.61%   14.83%    11.38%    51.41%    135.28%
Rising Dividends ......................................   1/27/92   18.09%   13.34%     8.86%    45.60%     51.99%
Small Cap .............................................   11/1/95   22.91%     NA      21.42%      NA       25.42%
Templeton Developing Markets Equity ...................   3/15/94   15.54%     NA       4.24%      NA       12.33%
Templeton Global Asset Allocation .....................   5/1/95    13.81%     NA      12.32%      NA       21.43%
Templeton Global Growth ...............................   3/15/94   15.23%     NA      10.74%      NA       33.05%
Templeton Global Income Securities* ...................   1/24/89    3.75%    3.85%     6.66%    12.01%     66.80%
Templeton International Equity ........................   1/27/92   16.90%    8.85%     9.97%    28.98%     59.79%
Templeton International Smaller Companies .............   5/1/96      NA       NA        NA        NA        7.10%
Templeton Pacific Growth ..............................   1/27/92    5.20%    0.79%     8.33%     2.38%     48.36%
U.S. Government Securities ............................   3/14/89   -2.19%    3.46%     6.67%    10.76%     65.51%
Utility Equity ........................................   1/24/89    1.22%    5.29%     9.49%    16.72%    105.46%
Zero Coupon - 2000   +    .............................   3/14/89   -3.36%    2.60%     8.10%     7.99%     83.71%
Zero Coupon - 2005   +    .............................   3/14/89   -6.25%    3.58%     9.57%    11.14%    104.06%
Zero Coupon - 2010   +    .............................   3/14/89   -8.40%    5.10%    10.24%    16.09%    114.06%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1  is the net result of
   a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
   b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the number of Annuity Units outstanding at the end of the Valuation
   Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1996, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are also included herein.





PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material
misstatement.   An  audit  includes  examining,  on  a  test  basis,  evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                    KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
(In thousands except per unit data)

                                                                   Money   Growth and Precious  High   Real Estate U.S. Government
                                                                   Market    Income    Metals  Income  Securities    Securities
                                                                    Fund      Fund      Fund    Fund      Fund          Fund
                                                                   ------    -------   ------   -----    -------   ---------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 32,512 shares, cost $32,512................   $32,512         -       -        -          -              -
  Growth and Income Fund, 5,631 shares, cost $83,512............         -    98,827       -        -          -              -
  Precious Metals Fund, 573 shares, cost $8,470.................         -         -   8,191        -          -              -
  High Income Fund, 2,961 shares, cost $38,665..................         -         -       -   41,925          -              -
  Real Estate Securities Fund, 918 shares, cost $14,703.........         -         -       -        -     20,338              -
  U.S. Government Securities Fund, 7,438 shares, cost $99,440...         -         -       -        -          -        100,191
                                                                   -------   -------   -----   ------    -------        -------
      Total assets..............................................    32,512    98,827   8,191   41,925     20,338        100,191
                                                                   -------   -------   -----   ------    -------        -------
Liabilities:
 Accrued mortality and expense risk charges.....................         4         5       2        4          3              5
 Accrued administrative charges.................................         -         1       -        -          -              1
                                                                   -------    ------   -----   ------     ------        -------
      Total liabilities.........................................         4         6       2        4          3              6
                                                                   -------    ------   -----   ------     ------        -------
      Net assets................................................   $32,508    98,821   8,189   41,921     20,335        100,185
                                                                   =======    ======   =====   ======     ======        =======
Contract owners' equity (note 5)................................   $32,508    98,821   8,189   41,921     20,335        100,185
                                                                   =======    ======   =====   ======     ======        =======
 Accumulation units outstanding.................................     2,433     5,070     566    2,164        859          6,017
                                                                   =======    ======  ======   ======     ======        =======
 Accumulation unit value per unit...............................   $13.359    19.490  14.467   19.375     23.668         16.650
                                                                   =======    ======  ======   ======     ======        =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)

                                                                                                           Templeton
                                                              Utility     Zero        Zero        Zero    Global Income   Income
                                                              Equity     Coupon      Coupon      Coupon    Securities   Securities
                                                               Fund    Fund - 2000 Fund - 2005 Fund - 2010    Fund         Fund
                                                              -------  ----------- ----------- ----------- -----------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 5,678 shares, cost $92,724..........  $103,231          -          -           -            -           -
  Zero Coupon Fund - 2000, 1,652 shares, cost $23,884......         -     25,088          -           -            -           -
  Zero Coupon Fund - 2005, 537 shares, cost $8,057.........         -          -      8,780           -            -           -
  Zero Coupon Fund - 2010, 460 shares, cost $6,894.........         -          -          -       7,495            -           -
  Templeton Global Income Securities Fund, 1,668 shares,
   cost $21,451............................................         -          -          -           -       22,722           -
  Income Securities Fund, 5,701 shares, cost $86,292.......         -          -          -           -            -      98,115
                                                             --------     ------     ------      ------       ------      ------
      Total assets.........................................   103,231     25,088      8,780       7,495       22,722      98,115
                                                             --------     ------     ------      ------       ------      ------
Liabilities:
 Accrued mortality and expense risk charges................         5          3          3           3            3           5
 Accrued administrative charges............................         1          -          -           -            -           1
                                                             --------     ------     ------      ------       ------      ------
      Total liabilities....................................         6          3          3           3            3           6
                                                             --------     ------     ------      ------       ------      ------
      Net assets...........................................  $103,225     25,085      8,777       7,492       22,719      98,109
                                                             ========     ======     ======      ======       ======      ======
Contract owners' equity (note 5)...........................  $103,225     25,085      8,777       7,492       22,719           9
                                                             ========     ======     ======      ======       ======      ======
 Accumulation units outstanding............................     4,998      1,358        428         348        1,354       4,519
                                                             ========     ======     ======      ======       ======      ======
 Accumulation unit value per unit..........................   $20.654     18.475     20.517      21.522       16.781      21.708
                                                             ========     ======     ======      ======       ======      ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)

                                                              Templeton            Templeton    Templeton   Templeton   Templeton
                                                               Pacific    Rising International  Developing    Global   Global Asset
                                                               Growth   Dividends   Equity    Markets Equity  Growth    Allocation
                                                                Fund       Fund      Fund          Fund        Fund        Fund
                                                               -------   -------- ----------- -------------- --------  -----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund, 1,772 shares, cost $24,758.   $26,152         -          -            -          -           -
  Rising Dividends Fund, 3,373 shares, cost $37,522.........         -    51,938          -            -          -           -
  Templeton International Equity Fund, 4,555 shares,
   cost $59,120.............................................         -         -     70,367            -          -           -
  Templeton Developing Markets Equity Fund, 1,033 shares,
   cost $10,766.............................................         -         -          -       11,973          -           -
  Templeton Global Growth Fund, 2,109 shares, cost $24,277..         -         -          -            -     29,106           -
  Templeton Global Asset Allocation Fund, 299 shares,
   cost $3,359..............................................         -         -          -            -          -       3,762
                                                               -------    ------     ------       ------     ------      ------
      Total assets..........................................    26,152    51,938     70,367       11,973     29,106       3,762
                                                               -------    ------     ------       ------     ------      ------
Liabilities:
 Accrued mortality and expense risk charges.................         4         4          4            3          3           3
 Accrued administrative charges.............................         -         -          1            -          -           -
                                                               -------    ------     ------       ------     ------      ------
      Total liabilities.....................................         4         4          5            3          3           3
                                                               -------    ------     ------       ------     ------      ------
      Net assets............................................   $26,148    51,934     70,362       11,970     29,103       3,759
                                                               =======    ======     ======       ======     ======      ======
Contract owners' equity (note 5)............................   $26,148    51,934     70,362       11,970     29,103       3,759
                                                               =======    ======     ======       ======     ======      ======
 Accumulation units outstanding.............................     1,751     3,394      4,375        1,042      2,146         300
                                                               =======    ======     ======       ======     ======      ======
 Accumulation unit value per unit...........................   $14.932    15.303     16.081       11.487     13.560      12.514
                                                               =======    ======     ======       ======     ======      ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)
                                                                                           Templeton
                                                                                         International Mutual     Mutual
                                                                                  Capital   Smaller   Discovery   Shares     Total
                                                                       Small Cap  Growth   Companies  Securities Securities   All
                                                                         Fund      Fund      Fund       Fund       Fund      Funds
                                                                       ---------  ------- ----------- ---------- ---------  -------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 407 shares, cost $5,158...........................    $5,372        -          -          -         -
  Capital Growth Fund, 223 shares, cost $2,448......................         -    2,532          -          -         -
  Templeton International Smaller Companies Fund, 64 shares,
   cost $677........................................................         -        -        725          -         -
  Mutual Discovery Securities Fund, 27 shares, cost $275............         -        -          -        278         -
  Mutual Shares Securities Fund, 43 shares, cost $434...............         -        -          -          -       442
                                                                       -------   ------     ------     ------    ------
      Total assets..................................................     5,372    2,532        725        278       442    770,062
                                                                       -------   ------     ------     ------    ------    -------
Liabilities:
 Accrued mortality and expense risk charges.........................         3        3          3          -         -         75
 Accrued administrative charges.....................................         -        -          -          -         -          5
                                                                       -------   ------     ------     ------    ------    -------
      Total liabilities.............................................         3        3          3          -         -         80
                                                                       -------   ------     ------     ------    ------    -------
      Net assets....................................................    $5,369    2,529        722        278       442    769,982
                                                                       =======   ======     ======     ======    ======    =======
Contract owners' equity (note 5)....................................    $5,369    2,529        722        278       442    769,982
                                                                       =======   ======     ======     ======    ======    =======
 Accumulation units outstanding.....................................       416      225         65         27        43     43,898
                                                                       =======   ======     ======     ======    ======    =======
 Accumulation unit value per unit...................................   $12.913   11.254     11.145     10.180    10.330
                                                                       =======   ======     ======     ======    ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the year ended December 31, 1996
(In thousands)

                                                                 Money   Growth and Precious   High   Real Estate U.S. Government
                                                                 Market     Income    Metals   Income  Securities    Securities
                                                                  Fund       Fund      Fund     Fund      Fund          Fund
                                                                 ------  ----------  -------   ------ -----------  --------------
Investment income:
 Dividends reinvested in fund shares..........................   $ 1,621      2,058      114    2,915        652        5,488
                                                                 -------     ------    -----   ------      -----       ------
Expenses:
 Mortality and expense risk charges...........................       407      1,112      113      464        205        1,040
 Administrative charges.......................................        49        133       14       56         25          125
                                                                 -------     ------    -----   ------      -----       ------
      Total expenses..........................................       456      1,245      127      520        230        1,165
                                                                 -------     ------    -----   ------      -----       ------
      Investment income (loss), net...........................     1,165        813      (13)   2,395        422        4,323
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.........         -      7,289      105      155          -            -
                                                                 -------     ------    -----   ------      -----       ------
  Realized gains (losses) on sales of investments:
   Proceeds from sales........................................    45,742     12,271    5,134   16,229      2,671       14,379
   Cost of investments sold...................................   (45,742)   (10,552)  (4,733) (15,052)    (2,196)     (14,419)
                                                                 -------     ------    -----   ------      -----       ------
      Total realized gains (losses) on sales of
       investments, net.......................................         -      1,719      401    1,177        475          (40)
                                                                 -------     ------    -----   ------      -----       ------
      Realized gains (losses) on investments, net.............         -      9,008      506    1,332        475          (40)
  Net change in unrealized appreciation (depreciation) on
   investments................................................         -        960     (480)     754      3,748       (2,399)
                                                                 -------     ------    -----   ------      -----       ------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net........         -      9,968       26    2,086      4,223       (2,439)
                                                                 -------     ------    -----   ------      -----       ------
Net increase (decrease) in net assets from operations.........   $ 1,165     10,781       13    4,481      4,645        1,884
                                                                 =======     ======    =====   ======      =====       ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                                          Templeton   Investment
                                                              Utility     Zero       Zero       Zero    Global Income    Grade
                                                              Equity     Coupon     Coupon     Coupon    Securities   Intermediate
                                                               Fund     Fund-2000  Fund-2005  Fund-2010     Fund       Bond Fund
                                                              ------    ---------  ---------  --------- ------------- ------------
Investment income:
 Dividends reinvested in fund shares........................  $ 5,502      1,407        465       397       1,696         819
                                                               ------    -------    -------    ------     -------     -------
Expenses:
 Mortality and expense risk charges.........................    1,371        320        112        95         284         162
 Administrative charges.....................................      164         38         13        11          34          19
                                                               ------    -------    -------    ------     -------     -------
      Total expenses........................................    1,535        358        125       106         318         181
                                                               ------    -------    -------    ------     -------     -------
      Investment income (loss), net.........................    3,967      1,049        340       291       1,378         638
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.......        -         14          -       108           -           -
                                                               ------    -------    -------    ------     -------     -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales......................................   21,660      3,492      1,880     2,947       3,972      17,097
   Cost of investments sold.................................  (20,008)    (3,337)    (1,747)   (2,761)     (3,865)    (16,737)
                                                               ------    -------    -------    ------     -------     -------
      Total realized gains (losses) on sales of
       investments, net.....................................    1,652        155        133       186         107         360
                                                               ------    -------    -------    ------     -------     -------
      Realized gains (losses) on investments, net...........    1,652        169        133       294         107         360
  Net change in unrealized appreciation (depreciation) on
   investments..............................................       (4)      (990)      (672)     (957)        271        (737)
                                                               ------    -------    -------    ------     -------     -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net......    1,648       (821)      (539)     (663)        378        (377)
                                                               ------    -------    -------    ------     -------     -------
Net increase (decrease) in net assets from operations.......  $ 5,615        228       (199)     (372)      1,756         261
                                                               ======    =======    =======    ======     =======     =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)

                                                                                    Templeton            Templeton     Templeton
                                                             Income  Adjustable U.S. Pacific   Rising  International   Developing
                                                           Securities  Government    Growth   Dividends   Equity     Markets Equity
                                                              Fund        Fund        Fund      Fund       Fund           Fund
                                                           ---------- ------------- --------- --------- ------------ --------------
Investment income:
 Dividends reinvested in fund shares......................  $ 4,813       1,013         799       912     1,626            92
                                                             ------     --------    -------    ------   -------       -------
Expenses:
 Mortality and expense risk charges.......................    1,186         144         345       566       796           129
 Administrative charges...................................      142          17          41        68        96            15
                                                             ------     --------    -------    ------   -------       -------
      Total expenses......................................    1,328         161         386       634       892           144
                                                             ------     --------    -------    ------   -------       -------
      Investment income (loss), net.......................    3,485         852         413       278       734           (52)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.....      800           -         463         -     1,990           170
                                                             ------     --------    -------    ------   -------       -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales....................................   10,171      17,081      12,517     4,769     9,752         2,310
   Cost of investments sold...............................   (9,284)    (17,814)    (11,609)   (3,837)   (8,796)       (2,183)
                                                             ------     --------    -------    ------   -------       -------
      Total realized gains (losses) on sales of
       investments, net...................................      887        (733)        908       932       956           127
                                                             ------     --------    -------    ------   -------       -------
      Realized gains (losses) on investments, net.........    1,687        (733)      1,371       932     2,946           297
  Net change in unrealized appreciation (depreciation) on
   investments............................................    3,616         356         605     8,111     8,342         1,405
                                                             ------     --------    -------    ------   -------       -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net....    5,303        (377)      1,976     9,043    11,288         1,702
                                                             ------     --------    -------    ------   -------       -------
Net increase (decrease) in net assets from operations.....  $ 8,788         475       2,389     9,321    12,022         1,650
                                                             ======     ========    =======    ======   =======       =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                         Templeton
                                                  Templeton  Templeton                 International  Mutual      Mutual
                                                   Global  Global Asset  Small  Capital   Smaller    Discovery    Shares     Total
                                                   Growth   Allocation    Cap   Growth   Companies  Securities  Securities    All
                                                    Fund       Fund      Fund    Fund      Fund        Fund        Fund      Funds
                                                   ------- ------------  ----- --------  --------   ----------  ----------  -------
Investment income:
 Dividends reinvested in fund shares............     $ 365        1         -       -          -          -           -      32,755
                                                    ------     ----    ------   -----     ------        ---         ---     -------
Expenses:
 Mortality and expense risk charges.............       288       27        19       7          3          -           -       9,195
 Administrative charges.........................        35        3         2       1          -          -           -       1,101
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total expenses............................       323       30        21       8          3          -           -      10,296
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Investment income (loss), net.............        42      (29)      (21)     (8)        (3)         -           -      22,459
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual
   funds........................................       365        2         -       -          -          -           -      11,461
                                                    ------     ----    ------    ----     ------        ---         ---     -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales..........................     1,137      229     6,080     460         93          -           -     212,073
   Cost of investments sold.....................    (1,007)    (213)   (5,985)   (440)       (91)         -           -    (202,408)
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total realized gains (losses) on sales of
       investments, net.........................       130       16        95      20          2          -           -       9,665
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Realized gains (losses) on investments, net      495       18        95      20          2          -           -      21,126
  Net change in unrealized appreciation
  (depreciation) on investments...............       3,541      398       215      84         48          3           8      26,226
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total realized gains (losses) and
       unrealized appreciation (depreciation) on
       investments, net........................      4,036      416       310     104         50          3           8      47,352
                                                   -------     ----    ------   -----     ------        ---         ---     -------
Net increase (decrease) in net assets from
 operations.....................................    $4,078      387       289      96         47          3           8      69,811
                                                   =======     ====    ======   =====     ======        ===         ===     =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                 Growth and        Precious                        Real Estate
                                             Money Market Fund   Income Fund      Metals Fund  High Income Fund  Securities Fund
                                             -----------------   ------------     -----------  ----------------  ---------------
                                               1996     1995    1996     1995     1996   1995    1996    1995     1996    1995
                                              ------   ------  ------   ------   ------ ------  ------  ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............  $ 1,165    1,272     813     (131)    (13)     1    2,395   1,556     422     258
  Realized gains (losses) on
   investments, net........................        -        -   9,008    2,371     506    194    1,332     184     475     186
  Net change in unrealized appreciation
   (depreciation) on investments...........        -        -     960   13,509    (480)  (159)     754   3,050   3,748   1,571
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
      Net increase (decrease) in net assets
       from operations.....................    1,165    1,272  10,781   15,749      13     36    4,481   4,790   4,645   2,015
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
 Contract transactions (note 5):
  Purchase payments........................   14,336   10,218  15,819    9,814   1,159    519    5,922   5,160   1,633     855
  Transfers between funds..................   (3,631)  (4,384)  6,402    9,626     669 (1,029)   1,603   4,955   1,434  (1,207)
  Surrenders and terminations..............   (7,844)  (9,094) (9,128)  (5,346)   (915)(1,297)  (5,831) (3,966) (1,728) (1,337)
  Rescissions..............................      (83)    (157)   (264)    (240)    (13)   (10)     (53)   (140)    (21)     (3)
  Other transactions (note 2)..............       (6)     (14)    (29)      21      (2)     9       (9)     26      28     (14)
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
      Net increase (decrease) in net assets
       resulting from contract
       transactions........................    2,772   (3,431) 12,800   13,875     898 (1,808)   1,632   6,035   1,346  (1,706)
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
Increase (decrease) in net assets..........    3,937   (2,159) 23,581   29,624     911 (1,772)   6,113  10,825   5,991     309
Net assets at beginning of year............   28,571   30,730  75,240   45,616   7,278  9,050   35,808  24,983  14,344  14,035
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
Net assets at end of year..................  $32,508   28,571  98,821   75,240   8,189  7,278   41,921  35,808  20,335  14,344
                                              ======   ======  ======   ======   =====  =====   ======  ======  ======  ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                              U.S. Government                        Zero Coupon    Zero Coupon     Zero Coupon
                                              Securities Fund   Utility Equity Fund   Fund-1995      Fund-2000       Fund-2005
                                              ---------------   -------------------  -----------    -----------     -----------
                                               1996      1995     1996      1995    1996    1995     1996   1995    1996   1995
                                              -------   ------   ------    ------   ----    ----     ----   ----    ----   ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 4,323    4,337     3,967     4,316    -      252    1,049     703    340     222
  Realized gains (losses) on
   investments, net........................       (40)     267     1,652        56    -     (190)     169     127    133      93
  Net change in unrealized appreciation
   (depreciation) on investments...........    (2,399)   8,141        (4)   22,858    -      189     (990)  2,954   (672)  1,761
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
      Net increase (decrease) in net
       assets from operations..............     1,884   12,745     5,615    27,230    -      251      228   3,784   (199)  2,076
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
 Contract transactions (note 5):
  Purchase payments........................     7,463    6,927     5,199     5,661    -       98    2,220   4,576  1,208   1,474
  Transfers between funds..................    19,458      192    (9,257)       13    -   (4,137)  (1,036)  1,668   (671)    234
  Surrenders and terminations..............   (11,371) (10,634)  (14,003)  (12,439)   -   (1,151)  (2,141) (1,821)(1,026)   (674)
  Rescissions..............................      (165)    (103)      (61)      (78)   -        -      (85)    (85)   (64)    (57)
  Other transactions (note 2)..............       (19)      60       (11)      (59)   -       (3)     (10)    (10)    (2)     (5)
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
      Net increase (decrease) in net
       assets resulting from contract
       transactions........................    15,366   (3,558)  (18,133)   (6,902)   -   (5,193)  (1,052)  4,328   (555)    972
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
Increase (decrease) in net assets..........    17,250    9,187   (12,518)   20,328    -   (4,942)    (824)  8,112   (754)  3,048
Net assets at beginning of year............    82,935   73,748   115,743    95,415    -    4,942   25,909  17,797  9,531   6,483
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
Net assets at end of year..................  $100,185   82,935   103,225   115,743    -        -   25,085  25,909  8,777   9,531
                                              =======   ======   =======   =======   ===   =====   ======  ======  =====   =====

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                               Templeton    Investment Grade                     Adjustable U.S.
                                             Zero Coupon     Global Income    Intermediate         Income          Government
                                             Fund - 2010    Securities Fund     Bond Fund      Securities Fund        Fund
                                            ------------    --------------- ----------------   ---------------   ---------------
                                             1996    1995    1996    1995     1996     1995     1996     1995     1996     1995
                                            ------   -----  ------  ------   ------    -----   ------   ------   ------   ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........  $ 291     104    1,378     532      638      408    3,485    3,335      852      834
  Realized gains (losses) on
   investments, net.......................    294     136      107      (1)     360      113    1,687      728     (733)      30
  Net change in unrealized appreciation
   (depreciation) on investments..........   (957)  1,835      271   2,221     (737)     742    3,616   10,992      356      408
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
      Net increase (decrease) in net
       assets from operations.............   (372)  2,075    1,756   2,752      261    1,263    8,788   15,055      475    1,272
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
 Contract transactions (note 5):
  Purchase payments.......................  1,097   1,373    1,712   1,801      939    1,410   10,882    9,139    1,552    3,443
  Transfers between funds.................   (935)  1,450     (928) (2,122) (15,408)    (567)  (1,355)   3,107  (15,809)  (6,777)
  Surrenders and terminations.............   (595)   (546)  (2,722) (2,408)  (1,630)  (1,685) (10,309)  (9,000)  (1,613)  (1,984)
  Rescissions.............................    (27)    (37)      (1)    (56)     (14)    (109)    (259)    (300)     (53)    (109)
  Other transactions (note 2).............     (5)      6       50      (3)      40       30       (1)     (26)      25        6
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------    -----
      Net increase (decrease) in net
       assets resulting from contract
       transactions.......................   (465)  2,246   (1,889) (2,788) (16,073)    (921)  (1,042)   2,920  (15,898)  (5,421)
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------    -----
Increase (decrease) in net assets.........   (837)  4,321     (133)    (36) (15,812)     342    7,746   17,975  (15,423)  (4,149)
Net assets at beginning of year...........  8,329   4,008   22,852  22,888   15,812   15,470   90,363   72,388   15,423   19,572
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
Net assets at end of year................. $7,492   8,329   22,719  22,852        -   15,812   98,109   90,363        -   15,423
                                           ======   =====   ======  ======   ======   ======   ======   ======   ======   ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                                                    Templeton
                                                                                   Templeton       Developing       Templeton
                                            Templeton Pacific      Rising        International       Markets         Global
                                               Growth Fund     Dividends Fund     Equity Fund      Equity Fund     Growth Fund
                                            -----------------  --------------    -------------     -----------     -----------
                                              1996     1995     1996    1995     1996    1995     1996    1995     1996    1995
                                             ------   ------   ------  ------   ------  ------   ------   -----   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 413      122      278     234      734     137      (52)    (67)     42    (108)
  Realized gains (losses) on
   investments, net........................   1,371      178      932     172    2,946   1,571      297     (82)    495      40
  Net change in unrealized appreciation
   (depreciation) on investments...........     605    1,218    8,111   7,803    8,342   2,706    1,405     195   3,541   1,297
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
      Net increase (decrease) in net
       assets from operations..............   2,389    1,518    9,321   8,209   12,022   4,414    1,650      46   4,078   1,229
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
 Contract transactions (note 5):
  Purchase payments........................   2,063    2,320    5,191   3,197    6,974   6,496    2,224   1,669   6,947   4,462
  Transfers between funds..................     439   (3,819)   2,038   2,459    3,648  (1,789)   1,512     275   3,817   1,693
  Surrenders and terminations..............  (3,400)  (2,341)  (4,321) (2,693)  (6,296) (4,550)    (633)   (335) (1,698)   (719)
  Rescissions..............................     (20)     (28)     (78)    (85)     (18)   (162)     (32)      -    (114)    (13)
  Other transactions (note 2)..............     (17)       7       13      (2)      14       1       (6)     11      13       8
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
      Net increase (decrease) in net
       assets resulting from contract
       transactions........................    (935)  (3,861)   2,843   2,876    4,322      (4)   3,065   1,620   8,965   5,431
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
Increase (decrease) in net assets..........   1,454   (2,343)  12,164  11,085   16,344   4,410    4,715   1,666  13,043   6,660
Net assets at beginning of year............  24,694   27,037   39,770  28,685   54,018  49,608    7,255   5,589  16,060   9,400
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
Net assets at end of year.................. $26,148   24,694   51,934  39,770   70,362  54,018   11,970   7,255  29,103  16,060
                                             ======   ======   ======  ======   ======  ======   ======   =====  ======  ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                              Templeton
                                        Templeton                           International  Mutual      Mutual
                                      Global Asset                 Capital     Smaller    Discovery    Shares
                                       Allocation       Small      Growth     Companies   Securities  Securities
                                          Fund        Cap Fund      Fund        Fund         Fund        Fund      Total All Funds
                                      -----------     --------     -------   -----------  ----------  ----------   ---------------
                                      1996    1995  1996  1995   1996  1995  1996  1995  1996   1995  1996  1995    1996      1995
                                      ----    ----  ----  ----   ----  ----  ----  ----  ----   ----  ---   ----    ----      ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......  $ (29)   6    (21)   -     (8)   -     (3)   -     -      -      -    -     22,459    18,323
  Realized gains (losses) on
   investments, net..................     18    -     95    -     20    -      2    -     -      -      -    -     21,126     6,173
  Net change in unrealized
   appreciation (depreciation) on
   investments.......................    398    4    215    -     84    -     48    -     3      -      8    -     26,226    83,295
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
       Net increase (decrease) in net
        assets from operations.......    387   10    289    -     96    -     47    -     3      -      8    -     69,811   107,791
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
 Contract transactions (note 5):
  Purchase payments..................  1,950  210  1,263    -    788    -    229    -    18      -     50    -     98,838    80,822
  Transfers between funds............  1,240  159  3,907    -  1,776    -    446    -   257      -    384    -          -         -
  Surrenders and terminations........   (162)   -    (74)   -   (128)   -      -    -     -      -      -    -    (87,568)  (74,020)
  Rescissions........................    (35)   -    (15)   -     (3)   -      -    -     -      -      -    -     (1,478)   (1,772)
  Other transactions (note 2)........      -    -     (1)   -      -    -      -    -     -      -      -    -         65        49
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
      Net increase (decrease) in net
       assets resulting from contract
       transactions..................  2,993  369  5,080    -  2,433    -    675    -   275      -    434    -      9,857     5,079
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
Increase (decrease) in net assets...   3,380  379  5,369    -  2,529    -    722    -   278      -    442    -     79,668   112,870
Net assets at beginning of year......    379    -      -    -      -    -      -    -     -      -      -    -    690,314   577,444
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
Net assets at end of year...........  $3,759  379  5,369    -  2,529    -    722    -   278      -    442    -    769,982   690,314
                                       =====  ===  =====  ===  =====   ===   ===   ===  ===    ===    ===  ===    =======   =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements
December 31, 1996

1. Organization

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Global Asset Allocation Fund was added as an available investment option on August 4, 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1996 and 1995 were $468,180 and $475,980, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Contract Based Expenses (cont.)

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                   Years Since Payment Charge
                   ------------------- ------
                          0-1           5%
                          1-2           5%
                          2-3           4%
                          3-4           3%
                          4-5          1.5%
                          5+            0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $1,012,666 and $1,304,496, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1996 and 1995 were $11,086 and $9,505, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996 (in thousands):

Money Market Fund.................................  $49,638
Growth and Income Fund............................   33,090
Precious Metals Fund..............................    6,115
High Income Fund..................................   20,371
Real Estate Securities Fund.......................    4,423
U.S. Government Securities Fund...................   33,976
Utility Equity Fund...............................    7,363
Zero Coupon Fund - 2000...........................    3,474
Zero Coupon Fund - 2005...........................    1,655
Zero Coupon Fund - 2010...........................    2,872
Templeton Global Income Securities Fund...........    3,437
Investment Grade Intermediate Bond Fund...........    1,645
Income Securities Fund............................   13,313
Adjustable U.S. Government Fund...................    2,012
Templeton Pacific Growth Fund.....................   12,431
Rising Dividends Fund.............................    7,847
Templeton International Equity Fund...............   16,740
Templeton Developing Markets Equity Fund..........    5,486
Templeton Global Growth Fund......................   10,491
Templeton Global Asset Allocation Fund............    3,196
Small Cap Fund....................................   11,143
Capital Growth Fund...............................    2,888
Templeton International Smaller Companies Fund....      769
Mutual Discovery Securities Fund..................      275
Mutual Shares Securities Fund.....................      434

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5. Contract Transactions - Unit Activity (In thousands)

Transactions in units for each fund for the years ended December 31, 1996 and 1995 were as follows:

                                                               Growth                               U.S.             Zero    Zero
                                                         Money   and  Precious High  Real Estate Government Utility Coupon  Coupon
                                                        Market Income  Metals Income Securities  Securities Equity  Fund -  Fund -
                                                         Fund   Fund    Fund   Fund     Fund        Fund     Fund    1995    2000
                                                         -----  ----    ----  ------ ----------    ------    -----   ----    ----
Accumulation units outstanding at December 31, 1994....  2,487 3,452    647    1,710      900      5,331     6,317    344    1,158
Contract transactions:
 Purchase payments.....................................    809   638     38      314       53        450       333      7      273
 Transfers between funds...............................   (344)  626    (75)     305      (76)        12         4   (273)      98
 Surrenders and terminations...........................   (721) (355)   (94)    (247)     (82)      (701)     (730)   (78)    (107)
 Rescissions...........................................    (12)  (16)    (1)      (9)       -         (7)       (5)     -       (5)
 Other transactions....................................     (1)    1      1        2       (1)         4        (3)     -       (1)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............   (269)  894   (131)     365     (106)      (242)     (401)  (344)     258
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
Accumulation units outstanding at December 31, 1995....  2,218 4,346    516    2,075      794      5,089     5,916      -    1,416
                                                         ===== =====    ====   =====     =====     =====     =====  =====    =====
Contract transactions:
 Purchase payments.....................................  1,093   882     73      329       83        462       265      -      123
 Transfers between funds...............................   (274)  360     37       84       68      1,177      (471)     -      (56)
 Surrenders and terminations...........................   (597) (501)   (59)    (321)     (87)      (700)     (708)     -     (119)
 Rescissions...........................................     (6)  (15)    (1)      (3)      (1)       (10)       (3)     -       (5)
 Other transactions....................................     (1)   (2)     -        -        2         (1)       (1)     -       (1)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............    215   724     50       89       65        928      (918)     -      (58)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
Accumulation units outstanding at December 31, 1996....  2,433 5,070    566    2,164      859      6,017     4,998      -    1,358
                                                         ===== =====    ====   =====     =====     =====     =====  =====    =====

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Contract Transactions - Unit Activity (In thousands) (cont.)

                                                       Templeton
                                          Zero   Zero    Global    Investment             Adjustable Templeton           Templeton
                                         Coupon Coupon   Income      Grade       Income      U.S.     Pacific  Rising  International
                                         Fund - Fund - Securities Intermediate Securities Government   Growth Dividends   Equity
                                          2005   2010     Fund      Bond Fund     Fund       Fund       Fund    Fund       Fund
                                          -----  ----- ---------- -----------  ---------- ----------- ------- --------  -----------
Accumulation units outstanding at
 December 31, 1994....................     403    252     1,667      1,085       4,416      1,767       2,112    2,936     4,079
Contract transactions:
 Purchase payments....................      79     73       124         94         502        296         180      284       509
 Transfers between funds..............      14     76      (148)       (38)        168       (591)       (298)     215      (146)
 Surrenders and terminations..........     (37)   (27)     (167)      (114)       (501)      (172)       (181)    (246)     (356)
 Rescissions..........................      (3)    (2)       (4)        (7)        (17)        (9)         (2)      (7)      (13)
 Other transactions...................       -      -         -          2          (1)         -           -        -         -
                                          -----  ------  -------    -------     -------    -------     -------  ------   -------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.....      53    120      (195)       (63)        151       (476)       (301)     246        (6)
                                          -----  -----   -------    -------     -------    -------     -------  ------   -------
Accumulation units outstanding at
 December 31, 1995....................     456    372     1,472      1,022       4,567      1,291       1,811    3,182     4,073
                                          =====  =====   =======    =======     =======    =======     =======  ======   =======
Contract transactions:
 Purchase payments....................      61     54       109         61         537        128         140      388       479
 Transfers between funds..............     (34)   (47)      (58)      (980)        (69)    (1,284)         32      147       251
 Surrenders and terminations..........     (52)   (29)     (172)      (105)       (503)      (133)       (230)    (318)     (428)
 Rescissions..........................      (3)    (1)        -         (1)        (13)        (4)         (1)      (6)       (1)
 Other transactions...................       -     (1)        3          3          -           2          (1)       1         1
                                          -----   -----  -------    -------     -------    -------     -------  ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.....     (28)   (24)     (118)    (1,022)        (48)    (1,291)        (60)     212       302
                                          -----  ------  -------    -------     -------    -------     -------  ------    ------
Accumulation units outstanding at
 December 31, 1996....................     428    348     1,354          -       4,519          -       1,751    3,394     4,375
                                          =====  =====   =======    =======     =======    =======     =======  ======    ======

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Contract Transactions - Unit Activity (In thousands) (cont.)

                                                                                             Templeton
                                          Templeton   Templeton  Templeton                International  Mutual    Mutual
                                          Developing    Global  Global Asset Small Capital    Smaller  Discovery   Shares     Total
                                        Markets Equity  Growth   Allocation  Cap   Growth   Companies  Securities Securities   All
                                             Fund        Fund       Fund     Fund   Fund       Fund       Fund      Fund      Funds
                                         ------------ --------- ------------ ----- ------  -----------  ---------  --------   -----
Accumulation units outstanding at
 December 31, 1994......................       591        922        -          -      -         -           -        -      42,576
Contract transactions:
 Purchase payments......................       176        410       21          -      -         -           -        -       5,663
 Transfers between funds................        24        152       15          -      -         -           -        -        (280)
 Surrenders and terminations............       (35)       (67)       -          -      -         -           -        -      (5,018)
 Rescissions............................         -         (1)       -          -      -         -           -        -        (120)
 Other transactions.....................         1          1        -          -      -         -           -        -           5
                                            -------    -------    -----      -----  ----      ------      ------   ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.......       166        495       36          -      -         -           -        -         250
                                            -------    -------    -----      -----  ----      ------      ------   ------    ------
Accumulation units outstanding at
 December 31, 1995......................       757      1,417       36          -      -         -           -        -      42,826
                                            =======    =======    =====      =====  ====      ======      ======   ======    ======
Contract transactions:
 Purchase payments......................       206        564      172        103     71        22           2        5       6,412
 Transfers between funds................       140        310      109        320    165        43          25       38          33
 Surrenders and terminations............       (58)      (136)     (14)        (6)   (11)        -           -        -      (5,287)
 Rescissions............................        (3)       (10)      (3)        (1)     -         -           -        -         (91)
 Other transactions.....................         -          1        -          -      -         -           -        -           5
                                            -------    -------    -----      -----  ----      ------      -------  ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.......       285        729      264        416    225        65          27       43       1,072
                                            -------    -------    -----      -----  ----      ------      -------  ------    ------
Accumulation units outstanding at
 December 31, 1996......................     1,042      2,146      300        416    225        65          27       43      43,898
                                            =======    =======    =====      =====  ====      ======      =======  ======    ======


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.

                                                                    Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                   (in thousands)    Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    ----------
Money Market Fund
December 31,
 1996...........................................................            2,433       $13.359       $ 32,508           1.83%
 1995...........................................................            2,218        12.883         28,571           1.80
 1994...........................................................            2,487        12.354         30,730           1.86
 1993...........................................................              627        12.066          7,566           2.06
 1992...........................................................              301        11.932          3,587           2.09

Growth and Income Fund
December 31,
 1996...........................................................            5,070        19.490         98,821           1.90
 1995...........................................................            4,347        17.310         75,240           1.92
 1994...........................................................            3,452        13.215         45,616           1.94
 1993...........................................................            2,402        13.677         32,857           1.98
 1992...........................................................            1,227        12.574         15,424           2.02

Precious Metals Fund
December 31,
 1996...........................................................              566        14.467          8,189           2.05
 1995...........................................................              516        14.109          7,278           2.06
 1994...........................................................              647        13.979          9,050           2.08
 1993...........................................................              391        14.464          5,656           2.08
 1992...........................................................               30         9.424            279           2.09

High Income Fund
December 31,
 1996...........................................................            2,164        19.375         41,921           1.94
 1995...........................................................            2,076        17.252         35,808           1.96
 1994...........................................................            1,710        14.608         24,984           2.00
 1993...........................................................            1,135        15.155         17,207           2.04
 1992...........................................................              266        13.278          3,532           2.08

Real Estate Securities Fund
December 31,
 1996...........................................................              859        23.668         20,335           1.97
 1995...........................................................              794        18.073         14,344           1.99
 1994...........................................................              900        15.594         14,035           2.02
 1993...........................................................              437        15.369          6,712           2.07
 1992...........................................................               77        13.095          1,012           2.09

U.S. Government Securities Fund
December 31,
 1996...........................................................            6,017        16.650        100,185           1.91
 1995...........................................................            5,089        16.298         82,935           1.92
 1994...........................................................            5,331        13.835         73,747           1.93
 1993...........................................................            6,108        14.698         89,774           1.94
 1992...........................................................            2,266        13.586         30,781           1.99


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    -----------
Utility Equity Fund
December 31,
 1996...........................................................            4,998       $20.654       $103,225           1.90%
 1995...........................................................            5,916        19.555        115,743           1.90
 1994...........................................................            6,317        15.104         95,415           1.92
 1993...........................................................            7,479        17.319        129,527           1.91
 1992...........................................................            2,519        15.889         40,022           1.95

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................              269        15.200          4,082           1.80+
 1994...........................................................              344        14.380          4,942           1.80
 1993...........................................................              270        14.480          3,906           1.76
 1992...........................................................              171        13.665          2,343           1.65

Zero Coupon Fund - 2000
December 31,
 1996...........................................................            1,358        18.475         25,085           1.80
 1995...........................................................            1,416        18.294         25,910           1.80
 1994...........................................................            1,158        15.373         17,797           1.80
 1993...........................................................              795        16.717         13,297           1.77
 1992...........................................................              397        14.595          5,789           1.65

Zero Coupon Fund - 2005
December 31,
 1996...........................................................              428        20.517          8,777           1.80
 1995...........................................................              456        20.914          9,531           1.80
 1994...........................................................              403        16.096          6,483           1.80
 1993...........................................................              341        18.050          6,159           1.77
 1992...........................................................              108        14.975          1,622           1.65

Zero Coupon Fund - 2010
December 31,
 1996...........................................................              348        21.522          7,492           1.80
 1995...........................................................              371        22.431          8,329           1.80
 1994...........................................................              252        15.930          4,008           1.80
 1993...........................................................              193        18.144          3,502           1.65
 1992...........................................................               60        14.670            885           1.65

Templeton Global Income Securities Fund
December 31,
 1996...........................................................            1,354        16.781         22,719           2.01
 1995...........................................................            1,472        15.522         22,851           2.04
 1994...........................................................            1,667        13.726         22,888           2.11
 1993...........................................................            1,045        14.650         15,302           2.13
 1992...........................................................              406        12.733          5,164           2.07

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................              891        15.740         14,032           2.00+
 1995...........................................................            1,023        15.463         15,812           2.01
 1994...........................................................            1,085        14.257         15,470           2.03
 1993...........................................................              893        14.389         12,850           2.06
 1992...........................................................              352        13.442          4,725           2.08


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                    Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    -----------
Income Securities Fund
December 31,
 1996...........................................................            4,519       $21.708       $ 98,109           1.90%
 1995...........................................................            4,567        19.785         90,364           1.91
 1994...........................................................            4,416        16.392         72,389           1.94
 1993...........................................................            2,634        17.734         46,707           1.96
 1992...........................................................              668        15.163         10,128           2.07

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................              912        12.389         11,298           1.99+
 1995...........................................................            1,290        11.951         15,423           1.99
 1994...........................................................            1,767        11.077         19,571           1.97
 1993...........................................................            1,971        11.254         22,179           1.98
 1992...........................................................            1,453        11.020         16,007           2.00

Templeton Pacific Growth Fund
December 31,
 1996...........................................................            1,751        14.932         26,148           2.39
 1995...........................................................            1,812        13.630         24,693           2.41
 1994...........................................................            2,112        12.802         27,037           2.47
 1993...........................................................              915        14.233         13,023           2.54
 1992 3.........................................................               58         9.761            568           2.71+

Rising Dividends Fund
December 31,
 1996...........................................................            3,394        15.303         51,934           2.16
 1995...........................................................            3,182        12.498         39,770           2.18
 1994...........................................................            2,936         9.769         28,685           2.20
 1993...........................................................            2,772        10.327         28,623           2.19
 1992 3.........................................................              617        10.848          6,696           2.07+

Templeton International Equity Fund
December 31,
 1996...........................................................            4,375        16.081         70,362           2.29
 1995...........................................................            4,073        13.263         54,018           2.32
 1994...........................................................            4,079        12.161         49,607           2.39
 1993...........................................................            1,346        12.226         16,451           2.52
 1992 3.........................................................               88         9.642            849           3.17+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................            1,042        11.487         11,970           2.89
 1995...........................................................              757         9.582          7,254           2.81
 1994 4.........................................................              591         9.454          5,589           2.93+

Templeton Global Growth Fund
December 31,
 1996...........................................................            2,146        13.560         29,103           2.33
 1995...........................................................            1,416        11.339         16,061           2.37
 1994 4.........................................................              922        10.201          9,400           2.54+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................              300        12.514          3,759           2.26
 1995 5.........................................................               36        10.591            379           2.30+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    ----------
Small Cap Fund
December 31,
 1996 6.........................................................              416       $12.913        $ 5,369           2.17+%

Capital Growth Fund
December 31,
 1996 6.........................................................              225        11.254          2,529           2.17+

Templeton International Smaller Companies Fund
December 31,
 1996 6.........................................................               65        11.145            722           2.18+

Mutual Discovery Securities Fund
December 31,
 1996 7.........................................................               27        10.180            278           2.77+

Mutual Shares Securities Fund
December 31,
 1996 7.........................................................               43        10.330            442           2.40+

*For the year ended  December  31,  including  the effect of the expenses of the underlying  funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from March 10, 1992 (fund  commencement)  to December  31, 1992.
4Period from April 25, 1994 (fund  commencement) to December 31, 1994.
5Period from August 4, 1995 (fund  commencement) to December 31, 1995.
6Period from June 10, 1996 (fund  commencement)  to December  31,  1996.
7Period from December 2, 1996 (fund commencement) to December 31, 1996.





                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1996 and 1995

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402






                          INDEPENDENT AUDITORS' REPORT




The Board of Directors
Preferred Life Insurance Company of New York:


We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York (a wholly owned subsidiary of Allianz Life Insurance Company of North America) as of December 31, 1996 and 1995, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1996 and 1995, and the results of its operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities.


                                            KPMG Peat Marwick LLP


February 4, 1997

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 1996 and 1995
                        (in thousands except share data)


                                    Assets                                         1996                 1995
--------------------------------------------------------------------------------------------------------------
Investments:
           Fixed maturities, at market                                          $ 20,412               15,128
           Certificates of deposit and short-term securities                       2,389                  800
--------------------------------------------------------------------------------------------------------------
                    Total investments                                             22,801               15,928
Cash                                                                               4,976                3,233
Receivables                                                                        4,046                4,820
Reinsurance receivable:
    Recoverable on future policy benefit reserves                                    162                  161
    Recoverable on unpaid claims                                                   9,674               11,515
    Receivable on paid claims                                                      1,393                1,522
Prepaid insurance premiums                                                           429                  431
Deferred acquisition costs                                                        38,245               38,586
Accrued investment income                                                            295                  228
Other assets                                                                         111                  959
--------------------------------------------------------------------------------------------------------------
                    Assets, exclusive of separate account assets                  82,132               77,383
Separate account assets                                                          769,981              690,262
--------------------------------------------------------------------------------------------------------------
                    Total assets                                                $852,113              767,645
==============================================================================================================

                      Liabilities and Stockholder's Equity
--------------------------------------------------------------------------------------------------------------
Liabilities:
    Future life policy benefit reserves                                         $  1,219                  594
    Future annuity benefit reserves                                                  325                    6
    Policy and contract claims                                                    25,119               26,167
    Unearned premiums                                                              1,887                2,330
    Other policyholder funds                                                         679                  691
    Reinsurance payable                                                            2,133                1,252
    Deferred income taxes                                                          8,740                6,510
    Accrued expenses and other liabilities                                         2,462                3,985
    Commissions due and accrued                                                      822                  824
    Payable to parent                                                              1,102                  663
--------------------------------------------------------------------------------------------------------------
                    Liabilities, exclusive of separate account liabilities        44,488               43,022
Separate account liabilities                                                     769,981              690,262
--------------------------------------------------------------------------------------------------------------
                    Total liabilities                                            814,469              733,284
Stockholder's equity:
    Common stock, $10 par value; 200,000 shares
       authorized, issued and outstanding                                          2,000                2,000
    Additional paid-in capital                                                    15,500               15,500
    Net unrealized (loss) gain on investments,
       net of deferred federal income taxes                                          (34)                 274
    Retained earnings                                                             20,178               16,587
--------------------------------------------------------------------------------------------------------------
                    Total stockholder's equity                                    37,644               34,361
Commitments and contingencies (notes 6 and 11)
--------------------------------------------------------------------------------------------------------------
                    Total liabilities and stockholder's equity                  $852,113              767,645
==============================================================================================================

See accompanying notes to financial statements.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                              Statements of Income

                  Years Ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                        1996                 1995                 1994
------------------------------------------------------------------------------------------------------------------------

Revenue:
   Life insurance premiums                                           $  9,174               10,291               10,465
   Annuity considerations                                              11,725               10,679                8,781
   Accident and health premiums                                        22,105               22,406               24,586
------------------------------------------------------------------------------------------------------------------------
                    Total premiums and considerations                  43,004               43,376               43,832

   Premiums ceded                                                      11,574               13,462               16,341
------------------------------------------------------------------------------------------------------------------------
                    Net premiums and considerations                    31,430               29,914               27,491

   Investment income, net                                               1,220                  605                  371
   Realized investment losses, net                                        (62)                 (13)                (113)
------------------------------------------------------------------------------------------------------------------------
                    Total revenue                                      32,588               30,506               27,749
------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Life insurance benefits                                              5,971                8,202               10,577
   Annuity benefits                                                       202                 (100)                 357
   Accident and health insurance benefits                              13,406               14,743               15,455
------------------------------------------------------------------------------------------------------------------------
                    Total benefits                                     19,579               22,845               26,389

   Benefit recoveries                                                   6,614                9,116               11,999
------------------------------------------------------------------------------------------------------------------------
                    Net benefits                                       12,965               13,729               14,390

   Commissions and other agent compensation                             8,596                7,278               12,974
   General and administrative expenses                                  3,576                3,132                3,079
   Taxes, licenses and fees                                               688                  479                  943
   Change in deferred acquisition costs, net                              341               (1,009)              (8,090)
------------------------------------------------------------------------------------------------------------------------
                    Total benefits and expenses                        26,166               23,609               23,296
------------------------------------------------------------------------------------------------------------------------

                    Income from operations before
                              income taxes                              6,422                6,897                4,453
------------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
   Current                                                                435                 (109)                 154
   Deferred                                                             2,396                1,612                1,099
------------------------------------------------------------------------------------------------------------------------
                    Total income tax expense                            2,831                1,503                1,253
------------------------------------------------------------------------------------------------------------------------


                    Net income                                       $  3,591                5,394                3,200
========================================================================================================================

See accompanying notes to financial statements.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                        1996                 1995                 1994
------------------------------------------------------------------------------------------------------------------------

Common stock:
   Balance at beginning and end of year                              $  2,000                2,000                2,000
------------------------------------------------------------------------------------------------------------------------


Additional paid-in capital:
   Balance at beginning of year                                        15,500               15,500                9,000
   Additional contribution from parent                                      0                    0                6,500
------------------------------------------------------------------------------------------------------------------------

   Balance at end of year                                              15,500               15,500               15,500
------------------------------------------------------------------------------------------------------------------------


Net unrealized gains (losses) on investments:
   Balance at beginning of year                                           274                 (268)                   0
   Cumulative effect of the implementation of SFAS
            No. 115, net of deferred federal income taxes                   0                    0                   82
   Net unrealized gain (loss) during the year,
            net of deferred federal income taxes                         (308)                 542                 (350)
------------------------------------------------------------------------------------------------------------------------

   Balance at end of year                                                 (34)                 274                 (268)
------------------------------------------------------------------------------------------------------------------------

Retained earnings:
   Balance at beginning of year                                        16,587               11,193                7,993
   Net income                                                           3,591                5,394                3,200
------------------------------------------------------------------------------------------------------------------------

   Balance at end of year                                              20,178               16,587               11,193
------------------------------------------------------------------------------------------------------------------------

               Total stockholder's equity                            $ 37,644               34,361               28,425
========================================================================================================================

See accompanying notes to financial statements.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                             Statements of Cash Flow

                  Years Ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                        1996                 1995                 1994
------------------------------------------------------------------------------------------------------------------------

Cash flows used in operating activities:
   Net income                                                        $  3,591                5,394                3,200
------------------------------------------------------------------------------------------------------------------------

   Adjustments  to  reconcile  net income to net cash used in operating activities:
            Realized losses on investments                                 62                   13                  113
            Deferred federal income tax expense                         2,396                1,612                1,099
            Change in:
               Receivables and other assets                             3,526                   62               (2,320)
               Deferred acquisition costs                                 341               (1,009)              (8,090)
               Future policy benefit reserves                             944                 (182)                 238
               Policy and contract claims                              (1,048)              (1,145)               5,296
               Unearned premiums                                         (443)                  45                  196
               Other policyholder funds                                   (12)                (194)                 410
               Reinsurance payable                                        881                 (806)                (884)
               Accrued expenses and other liabilities                  (1,523)                (158)               1,968
               Commissions due and accrued                                 (2)                 (56)              (1,024)
               Due to parent                                              439                   97                  573
            Depreciation and amortization                                 (46)                (185)                 (63)
            Other, net                                                      0                    0                  (46)
------------------------------------------------------------------------------------------------------------------------
                    Total adjustments                                   5,515               (1,906)              (2,534)
------------------------------------------------------------------------------------------------------------------------

                    Net cash from (used in) operating activities        9,106                3,488                  666
------------------------------------------------------------------------------------------------------------------------

Cash flows from (used in) investing activities:
   Purchase of fixed maturities, at market                             (8,525)             (15,328)                   0
   Sale of fixed maturities, at market                                  2,654                4,522                3,428
   Other investments, net                                              (1,492)               2,589               (3,133)
------------------------------------------------------------------------------------------------------------------------
                    Net cash from (used in) investing activities       (7,363)              (8,217)                 295
------------------------------------------------------------------------------------------------------------------------

Cash flows from (used in) financing activities:
   Capital contribution from parent                                         0                    0                6,500
   Net change in bank overdraft                                             0                    0               (1,240)
------------------------------------------------------------------------------------------------------------------------
                    Net cash from financing activities                      0                    0                5,260
------------------------------------------------------------------------------------------------------------------------

                    Net increase (decrease) in cash                     1,743               (4,729)               6,221

Cash at beginning of year                                               3,233                7,962                1,741
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $   4,976                3,233                7,962
========================================================================================================================

See accompanying notes to financial statements.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health and individual variable annuity policies in six states and the District of Columbia. Based on 1996 gross premium volume, 7%, 17% and 76% of the Company's business is life, accident and health and annuity, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION  OF  TRADITIONAL  LIFE,  GROUP  LIFE AND GROUP  ACCIDENT  AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF VARIABLE ANNUITY REVENUE

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1996, 1995 and 1994 were $6,541, $4,517 and $3,739, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future policy benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits which may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred income taxes. SFAS No. 115 did not permit retroactive application of its provisions. The Company classified all of its debt and equity investment portfolio as "available-for-sale securities" at January 1, 1994.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1996 and 1995, investments with a carrying value of $1,596 and $1,665, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

INCOME TAXES

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

In 1996, the Company adopted SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. No adjustments were made to the financial statements upon adoption of this pronouncement.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
(2)  INVESTMENTS

     Investments at December 31, 1996 consist of:
                                                                               Amount
                                       Amortized          Estimated           shown on
                                          cost               fair              balance
                                        or cost              value              sheet
----------------------------------------------------------------------------------------

Fixed maturities:
    U.S. Government                   $   19,571             19,506            19,506
    Mortgage backed securities               894                906               906
----------------------------------------------------------------------------------------

       Total fixed maturities             20,465             20,412            20,412
========================================================================================

Other investments:
   Short-term securities                   2,389            XXXXXXX             2,389
----------------------------------------------------------------------------------------

       Total other investments             2,389            XXXXXXX             2,389
----------------------------------------------------------------------------------------

       Total investments              $   22,854            XXXXXXX            22,801
========================================================================================

At December 31, 1996 and 1995, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of fixed maturities are as follows:

                                                                Gross              Gross             Estimated
                                           Amortized          unrealized         unrealized            fair
                                             cost               gains             losses               value
----------------------------------------------------------------------------------------------------------------
1996:
    U.S. Government                       $   19,571                 66                131             19,506
    Mortgage backed securities                   894                 12                  0                906
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                    $   20,465                 78                131             20,412
================================================================================================================

1995:
    U.S. Government                       $   13,749                380                  0             14,129
    Mortgage backed securities                   957                 42                  0                999
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                    $   14,706                422                  0             15,128
================================================================================================================

The changes in unrealized gains (losses) from fixed maturities were $(475), $835 and $(540) for the years ended December 31, 1996, 1995 and 1994, respectively.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

The amortized cost and estimated fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Amortized       Estimated
                                                             cost          fair value
-------------------------------------------------------------------------------------------
      Due after one year through five years               $   6,077           6,011
      Due after five years through ten years                 13,494          13,495
      Mortgage backed securities                                894             906
-------------------------------------------------------------------------------------------

      Totals                                              $  20,465          20,412
===========================================================================================

Proceeds from sales of investments in available-for-sale securities during 1996, 1995 and 1994 were $2,654, $4,522 and $3,428, respectively. Gross gains of $0, $64 and $110 and gross losses of $62, $77 and $209 were realized on sales of available-for-sale securities in 1996, 1995 and 1994, respectively. The related tax benefit was $22, $4 and $35 in 1996, 1995 and 1994, respectively.

Net realized  investment  losses for the respective  years ended December 31 are summarized as follows:
                                                   1996              1995               1994
--------------------------------------------------------------------------------------------------
Fixed maturities, at market                      $  (62)              (13)               (99)
Other                                                 0                 0                (14)
--------------------------------------------------------------------------------------------------
           Net losses before taxes                  (62)              (13)              (113)

Tax benefit on net realized losses                  (22)               (4)               (38)
--------------------------------------------------------------------------------------------------

           Net losses after tax benefit          $  (40)               (9)               (75)
==================================================================================================

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                                    1996                  1995                1994
--------------------------------------------------------------------------------------------------------
Interest:
    Fixed maturities, at market                 $   1,132                  410                 309
    Short-term investments                             98                    0                   0
    Other                                               1                  201                  69
--------------------------------------------------------------------------------------------------------
        Total investment income                     1,231                  611                 378

Investment expenses                                    11                    6                   7
--------------------------------------------------------------------------------------------------------

        Net investment income                   $   1,220                  605                 371
========================================================================================================

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                            1996                          1995
----------------------------------------------------------------------------------------------------------
                                                  Carrying          Fair         Carrying       Fair
                                                   Amount           Value         Amount        Value
                                                 ----------        -------      ----------     -------
Financial assets
----------------
   Fixed maturities, at market

       U.S. Government                         $   19,506       $   19,506     $  14,129    $   14,129
       Mortgage backed securities                     906              906           999           999

   Certificates of deposit
       and other short term investments             2,389            2,389           800           800

   Receivables                                      4,046            4,046         4,820         4,820

   Separate account assets                        769,981          769,981       690,262       690,262

Financial liabilities
---------------------
   Separate account liabilities                   769,981          756,349       690,262       672,655

----------------------------------------------------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES

Receivables at December 31 consist of the following:

                                                    1996          1995
---------------------------------------------------------------------------
Premiums due                                   $   3,318         3,468
Reinsurance commission receivable                    450           371
Due from administrators                                0           198
Other                                                278           783
---------------------------------------------------------------------------

   Total receivables                           $   4,046         4,820
===========================================================================

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1996 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $293, $287 and $205 in 1996, 1995 and 1994, respectively, is summarized as follows:

                                                           1996          1995          1994
-------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $9,249, $10,049 and $8,117         $   11,000         10,149        7,823

Incurred related to:
   Current year                                           11,372         10,502       10,061
   Prior years                                            (3,079)        (2,245)      (2,839)
-------------------------------------------------------------------------------------------------
Total incurred                                             8,293          8,257        7,222
-------------------------------------------------------------------------------------------------

Paid related to:
   Current year                                            1,458          1,097        1,073
   Prior years                                             6,500          6,309        3,823
-------------------------------------------------------------------------------------------------
Total paid                                                 7,958          7,406        4,896
-------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
   recoverables of $7,476, $9,249 and $10,049         $   11,335         11,000       10,149
=================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1996 and 1995 are recoverables on paid and unpaid claims from Allianz Life for $1,554 and $1,556, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                    Percentage
                                                     Assumed           Ceded                         of amount
                                      Gross         from other         to other         Net           assumed
      Year ended                      amount        companies         companies        amount          to net
-----------------------------------------------------------------------------------------------------------------
December 31, 1996:

Life insurance In force           $ 1,700,286             0            647,863       1,052,423         0.0%
-----------------------------------------------------------------------------------------------------------------

Premiums:
   Life insurance                       9,174             0              2,304           6,870         0.0%
   Annuities                           11,725             0                  0          11,725         0.0%
   Accident and health insurance       15,482         6,623              9,270          12,835        51.6%
-----------------------------------------------------------------------------------------------------------------

      Total premiums                   36,381         6,623             11,574          31,430        21.1%
=================================================================================================================

December 31, 1995:

Life insurance In force           $ 1,826,979             0            715,945       1,111,034         0.0%
-----------------------------------------------------------------------------------------------------------------

Premiums:
   Life insurance                      10,291             0              2,642           7,649         0.0%
   Annuities                           10,679             0                  0          10,679         0.0%
   Accident and health insurance       15,717         6,689             10,820          11,586        57.7%
-----------------------------------------------------------------------------------------------------------------

      Total premiums                   36,687         6,689             13,462          29,914        22.4%
=================================================================================================================

December 31, 1994:

Life insurance In force           $ 1,320,843             0            740,856         579,987         0.0%
-----------------------------------------------------------------------------------------------------------------

Premiums:
   Life insurance                      10,467            (2)             2,898           7,567         0.0%
   Annuities                            8,781             0                  0           8,781         0.0%
   Accident and health insurance       15,759         8,827             13,443          11,143        79.2%
-----------------------------------------------------------------------------------------------------------------

      Total premiums                   35,007         8,825             16,341          27,491        32.1%
=================================================================================================================

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                 Assumed                           Ceded
                                    ---------------------------------    ------------------------------
                                      1996        1995       1994         1996      1995      1994
-------------------------------------------------------------------------------------------------------
Life insurance in force             $     0           0          0        2,432     2,930     2,745
-------------------------------------------------------------------------------------------------------

Premiums:
   Life insurance                   $     0           0          0           36        55        69
   Accident and health insurance      2,547       2,959      2,600          766       921       784
-------------------------------------------------------------------------------------------------------
   Total premiums                   $ 2,547       2,959      2,600          802       976       853
=======================================================================================================

(7)  INCOME TAXES

INCOME TAX EXPENSE

Total  income tax  expenses  (benefits)  for the years ended  December 31 are as follows:
                                                                   1996             1995           1994
-------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense (benefit)                             $      435             (109)           154

   Deferred tax expense                                           2,396            1,612          1,099
-------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations          $    2,831            1,503          1,253

Income tax effect on equity:

   Income tax allocated to stockholder's equity,
      Adoption of SFAS No. 115                                        0                0             44
      Attributable to unrealized gains and losses
         for the year                                              (166)             292           (189)
-------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                            $    2,665            1,795          1,108
=============================================================================================================

COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective  years ended December 31 as follows:
                                                         1996         1995       1994
-----------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate  $    2,248        2,414      1,558
Other                                                     583         (911)      (305)
-----------------------------------------------------------------------------------------
       Income tax expense as reported              $    2,831        1,503      1,253
=========================================================================================

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary  differences giving rise to the significant  components of the net  deferred  tax  liabilities  at  December  31,  1996  and 1995 are as follows:
                                           1996       1995
----------------------------------------------------------------
Deferred tax assets:
   Future policy benefit reserves       $ 3,427      4,808
   Unrealized losses on investments          19          0
----------------------------------------------------------------

       Total deferred tax assets          3,446      4,808
================================================================

Deferred tax liabilities:
   Deferred acquisition costs            10,757     10,481
   Unrealized gains on investments            0        147
   Investments                            1,429        690
----------------------------------------------------------------

       Total deferred tax liabilities    12,186     11,318
================================================================

Net deferred tax liability              $ 8,740      6,510
================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $504 and $142 as of December 31, 1996 and 1995, respectively, and is included in payable to parent in the liablity section of the accompanying balance sheet.


(8)  RELATED PARTY TRANSACTIONS

In 1994, Allianz Life contributed additional paid-in capital to the Company of $6,500.

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,246, $1,115 and $1,994 in 1996, 1995 and 1994, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1996 and 1995 was $598 and $521, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $11, $5 and $4 in 1996, 1995 and 1994, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1996 and 1995.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $29, $16 and $18 in 1996, 1995 and 1994, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1996, 1995 and 1994 Plan participants was 100%. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $41, $5 and $35 in 1996, 1995 and 1994, respectively, toward planned contributions.

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                            Stockholder's equity                Net Income
                                        ---------------------------   --------------------------------
                                                1996        1995         1996      1995      1994
------------------------------------------------------------------------------------------------------
Statutory basis                             $ 21,886      18,359        2,358     2,821      (796)
Adjustments:
  Change in reserve basis                    (13,696)    (17,857)       4,070     3,281    (2,812)
  Deferred acquisition costs                  38,245      38,586         (341)    1,009     8,090
  Deferred taxes                              (8,740)     (6,510)      (2,396)   (1,612)   (1,099)
  Nonadmitted assets                             154         119            0         0         0
  Interest maintenance reserve                   (68)         31          (99)     (105)     (183)
  Asset Valuation Reserve                          7           2            0         0         0
  Liability for unauthorized reinsurers            0       1,209            0         0         0
  Unrealized losses on investments               (53)        422            0         0         0
  Other                                          (91)          0           (1)        0         0
------------------------------------------------------------------------------------------------------
     As reported in the
        accompanying financial statements   $ 37,644      34,361        3,591     5,394     3,200
======================================================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 1996 and 1995, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1996, 1995 and 1994.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                  Ratio of total adjusted capital to
                                  authorized control level risk-based
   Regulatory Event               Capital (less than or equal to)
  ------------------             -------------------------------------
   Company action level             2 (or 2.5 with negative trends)
   Regulatory action level                     1.5
   Authorized control level                     1
   Mandatory control level                     0.7

The Company met the minimum risk-based capital requirements as of December 31, 1996 and 1995.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

STATE EXAMINATION

Preferred Life is currently under routine examination by the New York State Department of Insurance. No matters of significance or adjustments to Preferred Life's statutory financial statements have been brought to management's attention as a result of this examination.

(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(12) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1996, 1995 and 1994:


                               As of December 31                                 For the year ended December 31
                    ---------------------------------------------  ----------------------------------------------------------------
                                    Future                                               Benefits,   Net
                                    policy                 Other    Premium               claims     change
                                    benefits,              policy   revenue               losses,     in
                        Deferred    losses,                claims   and other   Net       and        policy
                         policy     claims                  and     contract    invest-  settle-     acquisi-   Other    Premiums
                       acquistion   and loss  Unearned    benefits  consider-   ment      ment        tion    operating  written
                          costs     expense   premiums    payable    ations     income   expenses    cost (a)  expenses     (b)
-----------------------------------------------------------------------------------------------------------------------------------
1996:
Life insurance         $    290     1,219        908        5,151      6,870     268      4,371        (27)      2,297
Annuities                37,855       325          0          864     11,725       0        202        265       7,069
Accident and
 health insurance           100         0        979       19,104     12,835     952      8,392        103       3,494
-----------------------------------------------------------------------------------------------------------------------------------

                       $ 38,245     1,544      1,887       25,119     31,430   1,220     12,965        341      12,860
===================================================================================================================================

1995:
Life insurance         $    263       594        844        5,615      7,649     104      5,428         (6)      2,374
Annuities                38,120         6          0           16     10,679       0       (100)    (1,008)      6,180
Accident and
 health insurance           203         0      1,486       20,536     11,586     501      8,401          5       2,335
-----------------------------------------------------------------------------------------------------------------------------------

                       $ 38,586       600      2,330       26,167     29,914     605     13,729     (1,009)     10,889
===================================================================================================================================

1994:
Life insurance         $    257       511        834        6,909      7,567      80      6,702        (47)      2,275
Annuities                37,112       271          0            0      8,781       0        357     (8,121)     12,200
Accident and
 health insurance           208         0      1,451       20,403     11,143     291      7,331         78       2,521
-----------------------------------------------------------------------------------------------------------------------------------

                       $ 37,577       782      2,285       27,312     27,491     371     14,390     (8,090)     16,996
===================================================================================================================================

(a) See note 1 for aggregate gross amortization.

(b) Premiums written are not applicable for life insurance companies.

                                   PART C

                              OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 1996 and 1995.
          3. Statements of Income for the years ended December 31, 1996, 1995 and 1994.
          4.  Statements of Stockholder's Equity for the years ended
              December 31, 1996, 1995 and 1994.
          5. Statements of Cash Flow for the years ended December 31, 1996, 1995 and 1994.
          6.  Notes to Financial Statements - December 31, 1996, 1995 and 1994.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1996.
          3.  Statements of Operations for the year ended December 31, 1996.
          4. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.
          5.  Notes to Financial Statements - December 31, 1996.



b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account***
     2.     Not Applicable
     3.     Principal Underwriter Agreement*
     4.     Individual Variable Annuity Contract#
     5.     Application for Individual Variable Annuity Contract#
     6.     (i)   Copy of Articles of Incorporation of the Company***
            (ii)  Copy of the Bylaws of the Company***
     7.     Not Applicable
     8.     Form of Fund Participation Agreement#
     9.     Opinion and Consent of Counsel
     10.    Independent Auditors' Consent
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information
     14.    Company Organizational Chart**
     27.    Not Applicable

    * Incorporated by reference to Registrant's Form N-4 filed on January 19, 1989.
   ** Incorporated by reference to Post-Effective Amendment No. 6 to
      Registrant's Form N-4 as filed on April 30, 1993.
  *** Incorporated by reference to Post-Effective Amendment No. 9 to
      Registrant's Form N-4 as filed electronically on October 27, 1995.
    # Incorporated by reference to Post-Effective Amendment No. 10 to
      Registrants Form N-4 as filed electronically on April 18, 1996.

Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403



Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006



Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove                   Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016



Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

W. Michael Carroll              Director
48 Cornell Road
PO Box 867
Latham, NY  12110

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4.

Item 27.     Number of Contract Owners

As of February 14, 1997, there were 6,200 qualified Contract Owners and 10,696 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, LLC:




Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1997.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ ALAN A. GROVE
     ------------------------


     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK


By: /s/ ALAN A. GROVE
     ------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*   Director
Lowell C. Anderson                                     4-24-97



Ronald L. Wobbeking*    Chairman, Chief Executive
Ronald L. Wobbeking     Officer and Director           4-24-97

Shannon Hendricks*      Treasurer
Shannon Hendricks                                      4-24-97

Alan A. Grove*          Secretary and Director
Alan A. Grove                                          4-24-97

Thomas G. Brown*        Director
Thomas G. Brown                                        4-24-97



Edward J. Bonach*       Director
Edward J. Bonach                                       4-24-97

Robert S. James*        Director
Robert S. James                                        4-24-97

Thomas J. Lynch*        Director
Thomas J. Lynch                                        4-24-97

Dennis Marion*          Director
Dennis Marion                                          4-24-97



Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    4-24-97

Eugene Long*            Director
Eugene Long                                            4-24-97

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                4-24-97

                        Director
W. Michael Carroll                                     _______

                        Director
Stephen R. Herbert                                     _______

                        Director
Jack F. Rockett                                        _______


                                 * By /S/ ALAN A. GROVE
                                      -----------------

                                      Attorney-in-Fact




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   13

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information